UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Karen Jacoppo-Wood

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Lyrical U.S. Value Equity Fund

Institutional Class (LYRIX)

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Lyrical U.S. Value Equity Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	0.99%

How did the Fund perform during the reporting period?

     The Fund performed well over the reporting period, outperforming the S&P 500® Index.

    For the reporting period, the three positions that most positively impacted performance were: Flex Ltd. (FLEX) up 155%, NetApp, Inc. (NTAP) up 58%, and F5, Inc. (FFIV) up 60%. These stocks are all benefiting from the enormous spending on AI and data centers.

   On the other side, the three positions that most negatively impacted performance were: Fidelity National Information Services, Inc. (FIS) down 34%, HCA Healthcare, Inc. (HCA) down 25%, and NRG Energy, Inc. (NRG) down 20%. These companies all produced strong earnings growth, but underperformed due to their valuation multiple compressing. With good fundamentals, and now a cheaper valuation, we continue to believe in the future return potential of these investments.

   At the end of the period, the Fund was attractively valued with a price-to-earnings (P/E) ratio of 12.9 times next twelve months consensus earnings. On this same basis the S&P 500® Index had a valuation of 21.1 times earnings, a premium of 63% to the Fund. This discount persists despite the faster growth history of the companies in our portfolio and their lower economic sensitivity.

How has the Fund performed over the last 10 years?

Total Return Based on $100,000 Investment

Lyrical U.S. Value Equity Fund - Institutional Class - $298,038
S&P 500® Index - $427,882
$500,000
$400,000
$300,000
$200,000
$100,000
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025
May-2026

Table Summary
	Lyrical U.S. Value Equity Fund - Institutional Class	S&P 500® Index
May-2016	$100,000	$100,000
May-2017	$121,322	$117,468
May-2018	$128,847	$134,365
May-2019	$110,427	$139,448
May-2020	$103,503	$157,349
May-2021	$182,697	$220,790
May-2022	$174,173	$220,129
May-2023	$157,765	$226,561
May-2024	$215,603	$290,420
May-2025	$242,565	$329,694
May-2026	$298,038	$427,882

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Lyrical U.S. Value Equity Fund - Institutional Class	22.87%	10.28%	11.54%
S&P 500® Index	29.78%	14.15%	15.65%

Past performance is not necessarily indicative of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,261,659,922
  Number of Portfolio Holdings34
  Advisory Fee (net of waivers & recoupments)$4,791,560
  Portfolio Turnover14%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
44.3%
Health Care
15.1%
Financials
12.6%
Consumer Discretionary
8.7%
Industrials
7.8%
Communications
7.1%
Utilities
4.3%
Money Market Funds
0.1%

Table Summary
Value	Value
Money Market Funds	0.1%
Utilities	4.3%
Communications	7.1%
Industrials	7.8%
Consumer Discretionary	8.7%
Financials	12.6%
Health Care	15.1%
Technology	44.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Flex Ltd.	9.6%
NetApp, Inc.	5.5%
eBay, Inc.	5.2%
NXP Semiconductors N.V.	5.1%
Johnson Controls International plc	4.8%
Expedia Group, Inc.	4.3%
NRG Energy, Inc.	4.3%
Corpay, Inc.	4.1%
IQVIA Holdings, Inc.	3.9%
F5, Inc.	3.7%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Lyrical U.S. Value Equity Fund - Institutional Class (LYRIX)

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.lyricalvaluefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-LYRIX

Lyrical U.S. Value Equity Fund

Investor Class (LYRBX)

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Lyrical U.S. Value Equity Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$66	1.24%

How did the Fund perform during the reporting period?

     The Fund performed well over the reporting period, outperforming the S&P 500® Index.

    For the reporting period, the three positions that most positively impacted performance were: Flex Ltd. (FLEX) up 155%, NetApp, Inc. (NTAP) up 58%, and F5, Inc. (FFIV) up 60%. These stocks are all benefiting from the enormous spending on AI and data centers.

   On the other side, the three positions that most negatively impacted performance were: Fidelity National Information Services, Inc. (FIS) down 34%, HCA Healthcare, Inc. (HCA) down 25%, and NRG Energy, Inc. (NRG) down 20%. These companies all produced strong earnings growth, but underperformed due to their valuation multiple compressing. With good fundamentals, and now a cheaper valuation, we continue to believe in the future return potential of these investments.

   At the end of the period, the Fund was attractively valued with a price-to-earnings (P/E) ratio of 12.9 times next twelve months consensus earnings. On this same basis the S&P 500® Index had a valuation of 21.1 times earnings, a premium of 63% to the Fund. This discount persists despite the faster growth history of the companies in our portfolio and their lower economic sensitivity.

How has the Fund performed over the last 10 years?

Total Return Based on $10,000 Investment

Lyrical U.S. Value Equity Fund - Investor Class - $28,975
S&P 500® Index - $42,788
$50,000
$40,000
$30,000
$20,000
$10,000
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025
May-2026

Table Summary
	Lyrical U.S. Value Equity Fund - Investor Class	S&P 500® Index
May-2016	$10,000	$10,000
May-2017	$12,090	$11,747
May-2018	$12,797	$13,436
May-2019	$10,925	$13,945
May-2020	$10,220	$15,735
May-2021	$17,991	$22,079
May-2022	$17,100	$22,013
May-2023	$15,451	$22,656
May-2024	$21,073	$29,042
May-2025	$23,653	$32,969
May-2026	$28,975	$42,788

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Lyrical U.S. Value Equity Fund - Investor Class	22.50%	10.00%	11.23%
S&P 500® Index	29.78%	14.15%	15.65%

Past performance is not necessarily indicative of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,261,659,922
  Number of Portfolio Holdings34
  Advisory Fee (net of waivers & recoupments)$4,791,560
  Portfolio Turnover14%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.1%
Utilities	4.3%
Communications	7.1%
Industrials	7.8%
Consumer Discretionary	8.7%
Financials	12.6%
Health Care	15.1%
Technology	44.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Flex Ltd.	9.6%
NetApp, Inc.	5.5%
eBay, Inc.	5.2%
NXP Semiconductors N.V.	5.1%
Johnson Controls International plc	4.8%
Expedia Group, Inc.	4.3%
NRG Energy, Inc.	4.3%
Corpay, Inc.	4.1%
IQVIA Holdings, Inc.	3.9%
F5, Inc.	3.7%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Lyrical U.S. Value Equity Fund - Investor Class (LYRBX)

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.lyricalvaluefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-LYRBX

Lyrical U.S. Value Equity Fund

A Class (LYRAX)

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Lyrical U.S. Value Equity Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$66	1.24%

How did the Fund perform during the reporting period?

     The Fund performed well over the reporting period, outperforming the S&P 500® Index.

    For the reporting period, the three positions that most positively impacted performance were: Flex Ltd. (FLEX) up 155%, NetApp, Inc. (NTAP) up 58%, and F5, Inc. (FFIV) up 60%. These stocks are all benefiting from the enormous spending on AI and data centers.

   On the other side, the three positions that most negatively impacted performance were: Fidelity National Information Services, Inc. (FIS) down 34%, HCA Healthcare, Inc. (HCA) down 25%, and NRG Energy, Inc. (NRG) down 20%. These companies all produced strong earnings growth, but underperformed due to their valuation multiple compressing. With good fundamentals, and now a cheaper valuation, we continue to believe in the future return potential of these investments.

   At the end of the period, the Fund was attractively valued with a price-to-earnings (P/E) ratio of 12.9 times next twelve months consensus earnings. On this same basis the S&P 500® Index had a valuation of 21.1 times earnings, a premium of 63% to the Fund. This discount persists despite the faster growth history of the companies in our portfolio and their lower economic sensitivity.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment*

Lyrical U.S. Value Equity Fund - A Class - $18,468
S&P 500® Index - $20,928
$25,000
$20,000
$15,000
$10,000
$5,000
Jul-2022
May-2023
May-2024
May-2025
May-2026

Table Summary
	Lyrical U.S. Value Equity Fund - A Class	S&P 500® Index
Jul-2022	$9,426	$10,000
May-2023	$9,851	$11,081
May-2024	$13,428	$14,205
May-2025	$15,072	$16,126
May-2026	$18,468	$20,928

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (July 5, 2022)
Lyrical U.S. Value Equity Fund - A Class
Without Load	22.53%	18.80%
With LoadFootnote Reference*	15.49%	17.01%
S&P 500® Index	29.78%	20.82%

Past performance is not necessarily indicative of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to A Class.

Fund Statistics

  Net Assets$1,261,659,922
  Number of Portfolio Holdings34
  Advisory Fee (net of waivers & recoupments)$4,791,560
  Portfolio Turnover14%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.1%
Utilities	4.3%
Communications	7.1%
Industrials	7.8%
Consumer Discretionary	8.7%
Financials	12.6%
Health Care	15.1%
Technology	44.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Flex Ltd.	9.6%
NetApp, Inc.	5.5%
eBay, Inc.	5.2%
NXP Semiconductors N.V.	5.1%
Johnson Controls International plc	4.8%
Expedia Group, Inc.	4.3%
NRG Energy, Inc.	4.3%
Corpay, Inc.	4.1%
IQVIA Holdings, Inc.	3.9%
F5, Inc.	3.7%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Lyrical U.S. Value Equity Fund - A Class (LYRAX)

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.lyricalvaluefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-LYRAX

Lyrical U.S. Value Equity Fund

C Class (LYRCX)

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Lyrical U.S. Value Equity Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$106	1.99%

How did the Fund perform during the reporting period?

     The Fund performed well over the reporting period, outperforming the S&P 500® Index.

    For the reporting period, the three positions that most positively impacted performance were: Flex Ltd. (FLEX) up 155%, NetApp, Inc. (NTAP) up 58%, and F5, Inc. (FFIV) up 60%. These stocks are all benefiting from the enormous spending on AI and data centers.

   On the other side, the three positions that most negatively impacted performance were: Fidelity National Information Services, Inc. (FIS) down 34%, HCA Healthcare, Inc. (HCA) down 25%, and NRG Energy, Inc. (NRG) down 20%. These companies all produced strong earnings growth, but underperformed due to their valuation multiple compressing. With good fundamentals, and now a cheaper valuation, we continue to believe in the future return potential of these investments.

   At the end of the period, the Fund was attractively valued with a price-to-earnings (P/E) ratio of 12.9 times next twelve months consensus earnings. On this same basis the S&P 500® Index had a valuation of 21.1 times earnings, a premium of 63% to the Fund. This discount persists despite the faster growth history of the companies in our portfolio and their lower economic sensitivity.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Lyrical U.S. Value Equity Fund - C Class - $19,034
S&P 500® Index - $20,928
$25,000
$20,000
$15,000
$10,000
Jul-2022
May-2023
May-2024
May-2025
May-2026

Table Summary
	Lyrical U.S. Value Equity Fund - C Class	S&P 500® Index
Jul-2022	$10,000	$10,000
May-2023	$10,378	$11,081
May-2024	$14,047	$14,205
May-2025	$15,651	$16,126
May-2026	$19,034	$20,928

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (July 5, 2022)
Lyrical U.S. Value Equity Fund - C Class
Without CDSC	21.61%	17.92%
With CDSC	20.61%	17.92%
S&P 500® Index	29.78%	20.82%

Past performance is not necessarily indicative of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,261,659,922
  Number of Portfolio Holdings34
  Advisory Fee (net of waivers & recoupments)$4,791,560
  Portfolio Turnover14%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.1%
Utilities	4.3%
Communications	7.1%
Industrials	7.8%
Consumer Discretionary	8.7%
Financials	12.6%
Health Care	15.1%
Technology	44.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Flex Ltd.	9.6%
NetApp, Inc.	5.5%
eBay, Inc.	5.2%
NXP Semiconductors N.V.	5.1%
Johnson Controls International plc	4.8%
Expedia Group, Inc.	4.3%
NRG Energy, Inc.	4.3%
Corpay, Inc.	4.1%
IQVIA Holdings, Inc.	3.9%
F5, Inc.	3.7%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Lyrical U.S. Value Equity Fund - C Class (LYRCX)

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.lyricalvaluefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-LYRCX

Lyrical International Value Equity Fund

Institutional Class (LYRWX)

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Lyrical International Value Equity Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	0.99%

How did the Fund perform during the reporting period?

   The Fund was up 12.7% during the reporting period, driven by a combination of multiple expansion and earnings growth. The MSCI EAFE Index was up 12.7% during the period and the MSCI EAFE Equal-Weighted Index was up 10.3%.

  For the reporting period, the three positions that most positively impacted performance were: Samsung Electronics Company Ltd. (SMSN-LON) up 209%, Renesas Electronics Corporation (6723-JP) up 141%, and CK Hutchison Holdings Ltd. (1-HK) up 30%. Both Samsung Electronics Company Ltd. and Renesas Electronics Corporation are benefiting from the enormous spending on artificial intelligence (AI) and data centers. Outperformance for all three stocks was primarily driven by earnings growth.

   On the other side, the three positions that most negatively impacted performance were: Nintendo Company Ltd. - ADR (NTDOY-US) down 46%, Sony Group Corporation (6758-JP) down 26%, and Grab Holdings Limited - Class A (GRAB-US) down 31%. Both Sony Group Corporation and Grab Holdings Ltd.- Class A produced strong earnings growth, but underperformed due to their valuation multiples compressing. Nintendo Company Ltd. - ADR's profitability has been impacted by soaring memory costs, a near-term headwind that does not change our long-term thesis.

   Even after strong returns in the period, the portfolio remains attractively valued. The price-to-earnings (P/E) ratio ended the period at 11.9 times the next twelve months consensus earnings. The MSCI EAFE had a valuation of 15.4 times earnings on this same basis, a premium of 23% to the Fund.

   In addition to an attractive valuation, our Fund also has had superior earnings growth. Since 2008, the companies in our portfolio have grown their earnings per share at a 7.7% annualized rate, compared to the MSCI EAFE at 2.7%.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Lyrical International Value Equity Fund - Institutional Class - $192,037
MSCI EAFE Index - $200,758
$250,000
$200,000
$150,000
$100,000
$50,000
Mar-2020
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025
May-2026

Table Summary
	Lyrical International Value Equity Fund - Institutional Class	MSCI EAFE Index
Mar-2020	$100,000	$100,000
May-2020	$86,900	$95,200
May-2021	$136,568	$131,770
May-2022	$118,957	$118,093
May-2023	$120,448	$121,708
May-2024	$140,066	$144,256
May-2025	$156,479	$163,484
May-2026	$192,037	$200,758

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (March 2, 2020)
Lyrical International Value Equity Fund - Institutional Class	22.72%	7.06%	11.01%
MSCI EAFE Index	22.80%	8.79%	11.80%

Past performance is not necessarily indicative of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
26.8%
Technology
23.1%
Consumer Discretionary
13.4%
Financials
11.8%
Communications
7.5%
Health Care
6.4%
Materials
5.1%
Consumer Staples
4.5%
Money Market Funds
0.8%
Other Assets in Excess of Liabilities
0.6%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Money Market Funds	0.8%
Consumer Staples	4.5%
Materials	5.1%
Health Care	6.4%
Communications	7.5%
Financials	11.8%
Consumer Discretionary	13.4%
Technology	23.1%
Industrials	26.8%

Fund Statistics

  Net Assets$38,001,209
  Number of Portfolio Holdings29
  Advisory Fee (net of waivers)$0
  Portfolio Turnover11%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

Country Weighting (% of net assets)

France 19.4%
Japan 16.1%
Switzerland 8.2%
Netherlands 7.8%
South Korea 7.6%
Germany 6.6%
United States 4.9%
Hong Kong 4.5%
Canada 4.1%
Sweden 4.0%
Belgium 3.5%
Ireland 3.5%
Finland 3.2%
Cayman Islands 3.2%
United Kingdom 2.8%

Table Summary
Value	Value
United Kingdom	2.8%
Cayman Islands	3.2%
Finland	3.2%
Ireland	3.5%
Belgium	3.5%
Sweden	4.0%
Canada	4.1%
Hong Kong	4.5%
United States	4.9%
Germany	6.6%
South Korea	7.6%
Netherlands	7.8%
Switzerland	8.2%
Japan	16.1%
France	19.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Samsung Electronics Company Ltd.	7.6%
Renesas Electronics Corporation	7.0%
CK Hutchison Holdings Ltd.	4.5%
Bollore SE	4.3%
Rexel S.A.	4.3%
Johnson Controls International plc	4.2%
Ayvens S.A.	4.1%
Evolution AB	4.0%
Julius Baer Group Ltd.	4.0%
AerCap Holdings N.V.	4.0%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.lyricalvaluefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Lyrical International Value Equity Fund - Institutional Class (LYRWX)

Semi-Annual Shareholder Report - May 31, 2026

TSR-SAR 053126-LYRWX

Lyrical International Value Equity Fund

Investor Class (LYRNX)

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Lyrical International Value Equity Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$66	1.24%

How did the Fund perform during the reporting period?

   The Fund was up 12.6% during the reporting period, driven by a combination of multiple expansion and earnings growth. The MSCI EAFE Index was up 12.7% during the period and the MSCI EAFE Equal-Weighted Index was up 10.3%.

 For the reporting period, the three positions that most positively impacted performance were: Samsung Electronics Company Ltd. (SMSN-LON) up 209%, Renesas Electronics Corporation (6723-JP) up 141%, and CK Hutchison Holdings Ltd. (1-HK) up 30%. Both Samsung Electronics Company Ltd. and Renesas Electronics Corporation are benefiting from the enormous spending on artificial intelligence (AI) and data centers. Outperformance for all three stocks was primarily driven by earnings growth.

   On the other side, the three positions that most negatively impacted performance were: Nintendo Company Ltd. - ADR (NTDOY-US) down 46%, Sony Group Corporation (6758-JP) down 26%, and Grab Holdings Ltd.- Class A (GRAB-US) down 31%. Both Sony Group Corporation and Grab Holdings Limited - Class A produced strong earnings growth, but underperformed due to their valuation multiples compressing. Nintendo Company Ltd. - ADR's profitability has been impacted by soaring memory costs, a near-term headwind that does not change our long-term thesis.

   Even after strong returns in the period, the portfolio remains attractively valued. The price-to-earnings (P/E) ratio ended the period at 11.9 times the next twelve months consensus earnings. The MSCI EAFE had a valuation of 15.4 times earnings on this same basis, a premium of 23% to the Fund.

   In addition to an attractive valuation, our Fund also has had superior earnings growth. Since 2008, the companies in our portfolio have grown their earnings per share at a 7.7% annualized rate, compared to the MSCI EAFE at 2.7%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Lyrical International Value Equity Fund - Investor Class - $18,921
MSCI EAFE Index - $20,076
$25,000
$20,000
$15,000
$10,000
$5,000
Mar-2020
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025
May-2026

Table Summary
	Lyrical International Value Equity Fund - Investor Class	MSCI EAFE Index
Mar-2020	$10,000	$10,000
May-2020	$8,680	$9,520
May-2021	$13,615	$13,177
May-2022	$11,836	$11,809
May-2023	$11,955	$12,171
May-2024	$13,863	$14,426
May-2025	$15,465	$16,348
May-2026	$18,921	$20,076

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (March 2, 2020)
Lyrical International Value Equity Fund - Investor Class	22.35%	6.80%	10.75%
MSCI EAFE Index	22.80%	8.79%	11.80%

Past performance is not necessarily indicative of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Money Market Funds	0.8%
Consumer Staples	4.5%
Materials	5.1%
Health Care	6.4%
Communications	7.5%
Financials	11.8%
Consumer Discretionary	13.4%
Technology	23.1%
Industrials	26.8%

Fund Statistics

  Net Assets$38,001,209
  Number of Portfolio Holdings29
  Advisory Fee (net of waivers)$0
  Portfolio Turnover11%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

Country Weighting (% of net assets)

Table Summary
Value	Value
United Kingdom	2.8%
Cayman Islands	3.2%
Finland	3.2%
Ireland	3.5%
Belgium	3.5%
Sweden	4.0%
Canada	4.1%
Hong Kong	4.5%
United States	4.9%
Germany	6.6%
South Korea	7.6%
Netherlands	7.8%
Switzerland	8.2%
Japan	16.1%
France	19.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Samsung Electronics Company Ltd.	7.6%
Renesas Electronics Corporation	7.0%
CK Hutchison Holdings Ltd.	4.5%
Bollore SE	4.3%
Rexel S.A.	4.3%
Johnson Controls International plc	4.2%
Ayvens S.A.	4.1%
Evolution AB	4.0%
Julius Baer Group Ltd.	4.0%
AerCap Holdings N.V.	4.0%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.lyricalvaluefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Lyrical International Value Equity Fund - Investor Class (LYRNX)

Semi-Annual Shareholder Report - May 31, 2026

TSR-SAR 053126-LYRNX

Q3 All-Season Systematic Opportunities Fund

Institutional Class (QASOX)

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Q3 All-Season Systematic Opportunities Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/q3. You can also request this information by contacting us at (855) 784-2399.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$62	1.21%

How did the Fund perform during the reporting period?

The Fund performed exactly as designed during the six-month period ended May 31, 2026, successfully navigating a highly bifurcated market regime to generate positive risk-adjusted returns. The first half of the reporting period provided an ideal environment for the Fund’s core methodology, which specializes in exploiting short-term equity volatility by purchasing equities during market pullbacks and liquidating positions upon subsequent recoveries.

As large-cap equities faced significant downward pressure in February and March due to escalating geopolitical tensions and renewed inflation fears, the Fund systematically executed tactical trades inside the S&P 500® Index and NASDAQ-100® Index platforms. By capturing these distinct trading windows, the strategy achieved equity-like gains while maintaining a substantially lower risk profile than a traditional buy-and-hold approach.

When volatility temporarily compressed during the historic, long-only equity surges of April and May, the model adaptively reduced its equity exposure to preserve capital. During these stretches outside of the equity markets, the Fund safely deployed its cash reserves into high-yielding money market funds, providing a stable yield baseline while waiting for the next volatile entry signal.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

$161,000
$146,000
$131,000
$116,000
$101,000
$86,000
Dec-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025
May-2026
Q3 All-Season Systematic Opportunities Fund - Institutional Class - $149,664
Bloomberg U.S. Aggregate Bond Index - $105,878
Dow Jones Moderate Portfolio Index - $157,246

Table Summary
	Q3 All-Season Systematic Opportunities Fund - Institutional Class	Bloomberg U.S. Aggregate Bond Index	Dow Jones Moderate Portfolio Index
Dec-2019	$100,000	$100,000	$100,000
May-2020	$86,300	$105,385	$94,569
May-2021	$111,200	$104,959	$119,739
May-2022	$100,327	$96,329	$109,822
May-2023	$101,814	$94,265	$107,927
May-2024	$113,292	$95,495	$121,258
May-2025	$123,942	$100,709	$133,172
May-2026	$149,664	$105,878	$157,246

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (December 30, 2019)
Q3 All-Season Systematic Opportunities Fund - Institutional Class	20.75%	6.12%	6.48%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	0.89%
Dow Jones Moderate Portfolio Index	18.08%	5.60%	7.31%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 784-2399.

Fund Statistics

  Net Assets$355,196,441
  Number of Portfolio Holdings2
  Advisory Fee $1,545,954
  Portfolio Turnover2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	18.7%
Money Market Funds	4.2%
Fixed Income	77.1%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Q3 All-Season Systematic Opportunities Fund - Institutional Class (QASOX)

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/q3), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-QASOX

Q3 All-Season Systematic Opportunities Fund

C Class (QCSOX)

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Q3 All-Season Systematic Opportunities Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/q3. You can also request this information by contacting us at (855) 784-2399.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$132	2.58%

How did the Fund perform during the reporting period?

The Fund performed exactly as designed during the six-month period ended May 31, 2026, successfully navigating a highly bifurcated market regime to generate positive risk-adjusted returns. The first half of the reporting period provided an ideal environment for the Fund’s core methodology, which specializes in exploiting short-term equity volatility by purchasing equities during market pullbacks and liquidating positions upon subsequent recoveries.

As large-cap equities faced significant downward pressure in February and March due to escalating geopolitical tensions and renewed inflation fears, the Fund systematically executed tactical trades inside the S&P 500® Index and NASDAQ-100® Index platforms. By capturing these distinct trading windows, the strategy achieved equity-like gains while maintaining a substantially lower risk profile than a traditional buy-and-hold approach.

When volatility temporarily compressed during the historic, long-only equity surges of April and May, the model adaptively reduced its equity exposure to preserve capital. During these stretches outside of the equity markets, the Fund safely deployed its cash reserves into high-yielding money market funds, providing a stable yield baseline while waiting for the next volatile entry signal.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$14,000
$13,000
$12,000
$11,000
$10,000
Oct-2024
May-2025
May-2026
Q3 All-Season Systematic Opportunities Fund - C Class - $13,006
Bloomberg U.S. Aggregate Bond Index - $10,590
Dow Jones Moderate Portfolio Index - $12,088

Table Summary
	Q3 All-Season Systematic Opportunities Fund - C Class	Bloomberg U.S. Aggregate Bond Index	Dow Jones Moderate Portfolio Index
Oct-2024	$10,000	$10,000	$10,000
May-2025	$10,926	$10,073	$10,237
May-2026	$13,006	$10,590	$12,088

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (October 18, 2024)
Q3 All-Season Systematic Opportunities Fund - C Class	19.03%	17.65%
Bloomberg U.S. Aggregate Bond Index	5.13%	3.61%
Dow Jones Moderate Portfolio Index	18.08%	12.44%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 784-2399.

Fund Statistics

  Net Assets$355,196,441
  Number of Portfolio Holdings2
  Advisory Fee $1,545,954
  Portfolio Turnover2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	18.7%
Money Market Funds	4.2%
Fixed Income	77.1%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Q3 All-Season Systematic Opportunities Fund - C Class (QCSOX)

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/q3), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-QCSOX

Q3 All-Season Active Rotation ETF

(QVOY) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Q3 All-Season Active Rotation ETF (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.q3allseasonfunds.com/etf/. You can also request this information by contacting us at (888) 348-1255.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Q3 All-Season Active Rotation ETF	$60	1.10%

How did the Fund perform during the reporting period?

During the six months ended May 31, 2026, the Fund successfully capitalized on powerful rotational shifts across global equity, fixed income, and commodity markets. The reporting period experienced dramatic leadership swings, beginning with a strong value and small-cap bias in early winter, followed by a severe March correction, and concluding with an aggressive technology-led growth expansion in April and May.

The Fund’s active equity sleeve, which targets sectors displaying positive relative strength, benefited significantly from this volatile backdrop. Strategic allocations to precious metals and defensive sectors shielded the portfolio during the first-quarter equity contraction, as gold and broad commodities surged amid heightened macroeconomic anxiety. As market leadership aggressively pivoted back toward growth in the spring, the Fund adjusted its underlying exposure to capture the explosive, artificial intelligence-driven technology and semiconductor rally.

Furthermore, the Fund’s 15% alternative sleeve contributed meaningfully to overall outperformance, driven by tactical positions in metals that reached multi-year highs. Meanwhile, the fixed income allocation remained agile, rotating across corporate and Treasury sectors to generate modest gains and effectively lower overall portfolio correlation.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
Dec-2022
May-2023
May-2024
May-2025
May-2026
Q3 All-Season Active Rotation ETF - NAV - $16,042
MSCI World Index - $19,231
Dow Jones Moderately Aggressive Portfolio Index - $16,301

Table Summary
	Q3 All-Season Active Rotation ETF - NAV	MSCI World Index	Dow Jones Moderately Aggressive Portfolio Index
Dec-2022	$10,000	$10,000	$10,000
May-2023	$10,295	$10,619	$10,197
May-2024	$11,856	$13,265	$11,915
May-2025	$11,834	$15,084	$13,223
May-2026	$16,042	$19,231	$16,301

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (December 6, 2022)
Q3 All-Season Active Rotation ETF	35.56%	14.54%
MSCI World Index	27.49%	20.66%
Dow Jones Moderately Aggressive Portfolio Index	23.27%	15.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 348-1255 or visit https://www.q3allseasonfunds.com/etf/ for updated performance information.

Fund Statistics

  Net Assets$59,543,041
  Number of Portfolio Holdings12
  Advisory Fee (net of recoupments)$174,350
  Portfolio Turnover284%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
68.8%
Commodity
17.9%
Fixed Income
7.4%
Alternative
5.0%
Other Assets in Excess of Liabilities
0.9%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.9%
Alternative	5.0%
Fixed Income	7.4%
Commodity	17.9%
Equity	68.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street Technology Select Sector SPDR ETF	14.5%
Invesco QQQ Trust Series 1	14.1%
Invesco S&P 500 High Beta ETF	13.7%
VanEck Oil Services ETF	13.7%
iShares MSCI USA Value Factor ETF	13.6%
Vanguard Small-Cap Value ETF	12.9%
NYLI Hedge Multi-Strategy Tracker ETF	5.0%
iShares Convertible Bond ETF	4.9%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	4.2%
Janus Henderson AAA CLO ETF	1.1%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Q3 All-Season Active Rotation ETF (QVOY)

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.q3allseasonfunds.com/etf/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-QVOY

Q3 All-Season Tactical Advantage ETF

(QTAC) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Q3 All-Season Tactical Advantage ETF (the "Fund") for the period of December 15, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.q3allseasonfunds.com/etf-qtac/. You can also request this information by contacting us at (888) 348-1255.

What were the Fund’s annualized costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Q3 All-Season Tactical Advantage ETF	$85	1.84%

How did the Fund perform during the reporting period?

For the six months ended May 31, 2026, performance for the Fund was primarily driven by its variable exposure to Nasdaq-100® Index instruments. The reporting period was characterized by a sharp divergence between a volatile first-quarter retreat and an extraordinary spring rally. Concerns over artificial intelligence (AI) capital expenditures, sticky inflation data, and rising Middle East tensions initially caused large-cap technology stocks to struggle, culminating in a sharp -5.8% drop for the Nasdaq-100® Index in March.

Responding to this macro volatility, the Fund’s systematic, quantitative indicators defensively navigated the downturn, utilizing tactical shifts into money market and Treasury funds to mitigate downside pressure and stabilize the portfolio. As market conditions rapidly improved in April, the Index experienced a historic snapback, surging over 15% on the back of resilient economic growth and stellar technology earnings.

The Fund’s quantitative models successfully captured this massive pivot, rotating back into full equity exposure to benefit handsomely from the broad tech sector expansion and AI-driven infrastructure momentum that propelled markets to all-time highs through the end of May.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$13,000
$12,000
$11,000
$10,000
Dec-2025
May-2026
Q3 All-Season Tactical Advantage ETF - NAV - $10,309
S&P 500® Index - $11,120
Nasdaq-100® Index - $12,135

Table Summary
	Q3 All-Season Tactical Advantage ETF - NAV	S&P 500® Index	Nasdaq-100® Index
Dec-2025	$10,000	$10,000	$10,000
May-2026	$10,309	$11,120	$12,135

Average Annual Total Returns

Table Summary
Since Inception (December 15, 2025)
Q3 All-Season Tactical Advantage ETF	3.09%
S&P 500® Index	11.20%
Nasdaq-100® Index	21.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 348-1255 or visit https://www.q3allseasonfunds.com/etf-qtac/ for updated performance information.

Fund Statistics

  Net Assets$58,991,979
  Number of Portfolio Holdings2
  Advisory Fee $285,294
  Portfolio Turnover53%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	34.1%
Equity	65.9%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Q3 All-Season Tactical Advantage ETF (QTAC)

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.q3allseasonfunds.com/etf-qtac/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-QTAC

(b)	Not applicable

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

LYRICAL U.S. VALUE EQUITY FUND

Institutional Class (LYRIX)

Investor Class (LYRBX)

A Class (LYRAX)

C Class (LYRCX)

LYRICAL INTERNATIONAL VALUE EQUITY FUND

Institutional Class (LYRWX)

Investor Class (LYRNX)

Semi-Annual Financial Statements and Additional Information

May 31, 2026

(Unaudited)

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

COMMON STOCKS — 99.9%	Shares	Value
Communications — 7.1%
Internet Media & Services — 7.1%
Expedia Group, Inc.	239,572	$54,092,962
Uber Technologies, Inc. (a)	516,782	36,381,453
		90,474,415
Consumer Discretionary — 8.7%
E-Commerce Discretionary — 5.2%
eBay, Inc.	598,097	65,354,059

Retail - Discretionary — 2.3%
AutoNation, Inc. (a)	69,926	13,126,509
Lithia Motors, Inc.	55,560	16,161,848
		29,288,357
Wholesale - Discretionary — 1.2%
LKQ Corporation	546,484	14,820,646

Financials — 12.6%
Asset Management — 5.1%
Affiliated Managers Group, Inc.	81,534	24,692,572
Ameriprise Financial, Inc.	88,536	39,461,380
		64,153,952
Insurance — 3.8%
Assurant, Inc.	116,969	29,110,075
Primerica, Inc.	73,134	19,743,986
		48,854,061
Specialty Finance — 3.7%
AerCap Holdings N.V.	334,064	46,565,181

Health Care — 15.1%
Health Care Facilities & Services — 15.1%
Centene Corporation (a)	543,619	32,399,692
Cigna Group (The)	115,087	31,925,134
HCA Healthcare, Inc.	93,293	35,315,132
Henry Schein, Inc. (a)	256,388	19,634,193
ICON plc (a)	163,844	22,294,253
IQVIA Holdings, Inc. (a)	271,465	49,463,638
		191,032,042

LYRICAL U.S. VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.9% (Continued)	Shares	Value
Industrials — 7.8%
Electrical Equipment — 4.8%
Johnson Controls International plc	452,222	$60,624,881

Industrial Support Services — 3.0%
WESCO International, Inc.	103,614	37,422,269

Technology — 44.3%
Semiconductors — 5.1%
NXP Semiconductors N.V.	199,712	64,177,451

Software — 5.8%
Concentrix Corporation	240,664	6,808,385
Gen Digital, Inc.	1,210,490	31,218,537
SS&C Technologies Holdings, Inc.	513,497	34,671,317
		72,698,239
Technology Hardware — 24.0%
Arrow Electronics, Inc. (a)	138,019	29,623,018
F5, Inc. (a)	122,874	47,116,035
Flex Ltd. (a)	800,302	120,669,536
NetApp, Inc.	397,422	69,266,680
TD SYNNEX Corporation	140,866	36,805,469
		303,480,738
Technology Services — 9.4%
Corpay, Inc. (a)	143,005	51,739,209
Fidelity National Information Services, Inc.	643,542	27,665,871
Global Payments, Inc.	352,175	26,592,734
WEX, Inc. (a)	84,858	12,301,016
		118,298,830
Utilities — 4.3%
Electric Utilities — 4.3%
NRG Energy, Inc.	402,491	53,965,993

Total Common Stocks (Cost $805,187,378)		$1,261,211,114

LYRICAL U.S. VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 0.1%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 3.52% (b) (Cost $888,400)	888,400	$888,400

Investments at Value — 100.0% (Cost $806,075,778)		$1,262,099,514

Liabilities in Excess of Other Assets — (0.0%) (c)		(439,592)

Net Assets — 100.0%		$1,261,659,922

N.V. - Naamloze Vennootschap

plc - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2026.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS

May 31, 2026 (Unaudited)

COMMON STOCKS — 98.6%	Shares	Value
Belgium — 3.5%
D’ieteren Group	6,733	$1,343,692

Canada — 4.1%
Linamar Corporation	8,807	651,627
Open Text Corporation	38,930	925,688
		1,577,315
Cayman Islands — 3.2%
Grab Holdings Ltd. - Class A (a)	338,295	1,197,565

Finland — 3.2%
Konecranes OYJ	36,386	1,201,209

France — 19.4%
Ayvens S.A.	116,199	1,559,109
Bollore SE	260,717	1,652,582
Elis S.A.	34,447	1,086,780
Rexel S.A.	38,084	1,626,961
SPIE S.A.	25,704	1,462,225
		7,387,657
Germany — 6.6%
Brenntag SE	21,129	1,390,113
Fresenius SE & Company KGaA	26,574	1,122,559
		2,512,672
Hong Kong — 4.5%
CK Hutchison Holdings Ltd.	190,965	1,718,372

Ireland — 3.5%
ICON plc (a)	9,638	1,311,442

Japan — 16.1%
Air Water, Inc.	32,750	533,619
Kraftia Corporation	10,439	608,732
Nintendo Company Ltd. - ADR	85,085	948,698
Renesas Electronics Corporation	95,486	2,658,145
Sony Group Corporation	62,645	1,351,282
		6,100,476
Netherlands — 7.8%
AerCap Holdings N.V.	10,819	1,508,060
Euronext N.V.	9,052	1,471,620
		2,979,680

LYRICAL INTERNATIONAL VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 98.6% (Continued)	Shares	Value
South Korea — 7.6%
Samsung Electronics Company Ltd.	542	$2,875,244

Sweden — 4.0%
Evolution AB (a)	20,464	1,536,466

Switzerland — 8.2%
Johnson Controls International plc	11,894	1,594,510
Julius Baer Group Ltd.	18,565	1,519,251
		3,113,761
United Kingdom — 2.8%
Babcock International Group plc	71,587	1,056,607

United States — 4.1%
Sunbelt Rentals Holdings, Inc.	9,894	772,226
Sunbelt Rentals Holdings, Inc.	9,941	779,209
		1,551,435

Total Common Stocks (Cost $33,416,845)		$37,463,593

MONEY MARKET FUNDS — 0.8%
Invesco Treasury Portfolio - Institutional Class, 3.52% (b) (Cost $309,485)	309,485	$309,485

Investments at Value — 99.4% (Cost $33,726,330)		$37,773,078

Other Assets in Excess of Liabilities — 0.6%		228,131

Net Assets — 100.0%		$38,001,209

AB - Aktiebolag

ADR - American Depositary Receipt

KGaA - Kommanditgesellschaft auf Aktien

N.V. - Naamloze Vennootschap

OYJ - Julkinen Osakeyhtio

plc - Public Limited Company

S.A. - Societe Anonyme

SE - Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2026.

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

Common Stocks by Sector/Industry	% of Net Assets
Communications — 7.5%
Entertainment Content	4.3%
Internet Media & Services	3.2%
Consumer Discretionary — 13.4%
Automotive	1.7%
Leisure Facilities & Services	4.1%
Retail - Discretionary	7.6%
Consumer Staples — 4.5%
Retail - Consumer Staples	4.5%
Financials — 11.8%
Asset Management	4.0%
Institutional Financial Services	3.9%
Specialty Finance	3.9%
Health Care — 6.4%
Health Care Facilities & Services	6.4%
Industrials — 26.8%
Commercial Support Services	2.8%
Electrical Equipment	4.2%
Engineering & Construction	5.4%
Industrial Support Services	8.4%
Machinery	3.2%
Transportation & Logistics	2.8%
Materials — 5.1%
Chemicals	5.1%
Technology — 23.1%
Semiconductors	7.0%
Software	2.5%
Technology Hardware	13.6%
98.6%

See accompanying notes to financial statements.

LYRICAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2026 (Unaudited)

	Lyrical U.S. Value Equity Fund	Lyrical International Value Equity Fund
Investments in securities:
Investments in securities:
At cost	$806,075,778	$33,726,330
At value (Note 2)	$1,262,099,514	$37,773,078
Receivable for capital shares sold	398,797	—
Dividends receivable	842,866	186,878
Tax reclaims receivable	—	63,990
Other assets	54,862	13,957
Total assets	1,263,396,039	38,037,903

LIABILITIES
Payable for capital shares redeemed	724,627	—
Payable to Adviser (Note 4)	870,398	13,592
Payable to administrator (Note 4)	101,559	11,641
Accrued distribution fees (Note 4)	13,754	227
Other accrued expenses	25,779	11,234
Total liabilities	1,736,117	36,694

CONTINGENCIES AND COMMITMENTS (NOTE 7)	—	—

NET ASSETS	$1,261,659,922	$38,001,209

NET ASSETS CONSIST OF:
Paid-in capital	$812,984,708	$33,630,785
Accumulated earnings	448,675,214	4,370,424
NET ASSETS	$1,261,659,922	$38,001,209

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$1,240,989,668	$37,265,228
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	38,473,726	2,368,950
Net asset value, offering price and redemption price per share (Note 2)	$32.26	$15.73

INVESTOR CLASS
Net assets applicable to Investor Class	$12,579,999	$735,981
Investor Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	393,701	46,900
Net asset value, offering price and redemption price per share (Note 2)	$31.95	$15.69

See accompanying notes to financial statements.

LYRICAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2026 (Unaudited) (Continued)

	Lyrical U.S. Value Equity Fund	Lyrical International Value Equity Fund
NET ASSET VALUE PER SHARE:
A Class
Net assets applicable to A Class	$3,055,754	N/A
A Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	95,251	N/A
Net asset value and redemption price per share (Note 2)	$32.08	N/A
Maximum sales charge	5.75%	N/A
Maximum offering price per share (Note 2)	$34.04	N/A

C Class
Net assets applicable to C Class	$5,034,501	N/A
C Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	161,114	N/A
Net asset value, offering price and redemption price per share (Note 2)	$31.25	N/A
Redemption price per share with CDSC fee (Note 2)(a)	$30.94	N/A

(a)	A contingent deferred sales charge (“CDSC”) of 1.00% is charged on C Class shares redeemed within one year of purchase. Redemption price per share is equal to net asset value less any redemption fee or CDSC.

See accompanying notes to financial statements.

LYRICAL FUNDS

STATEMENTS OF OPERATIONS

Six Months Ended May 31, 2026 (Unaudited)

	Lyrical U.S. Value Equity Fund	Lyrical International Value Equity Fund
INVESTMENT INCOME
Dividend income	$5,821,601	$532,082
Foreign withholding taxes on dividends	—	(91,749)
Tax reclaims received	—	21,478
Total investment income	5,821,601	461,811

EXPENSES
Management fees (Note 4)	4,819,823	94,474
Administration fees (Note 4)	371,052	22,799
Transfer agent fees (Note 2 and 4)	99,737	15,488
Fund accounting fees (Note 4)	70,012	26,122
Compliance fees (Note 4)	56,141	6,000
Registration and filing fees (Note 2)	48,187	9,795
Custody and bank service fees	42,522	9,680
Distribution fees (Note 2 and 4)	38,737	829
Reflow fees (Note 2)	39,223	—
Legal fees	31,416	4,365
Trustees’ fees and expenses (Note 4)	10,445	10,445
Audit and tax services fees	9,800	10,100
Postage and supplies	11,303	1,028
Insurance expense	4,092	1,348
Printing of shareholder reports	1,832	1,832
Other expenses	25,447	11,838
Total expenses	5,679,769	226,143
Less fees reduced and/or expenses reimbursed by Adviser (Note 4)	(96,163)	(115,317)
Previous management fee reductions recouped by the Adviser (Note 4)	67,900	—
Net expenses	5,651,506	110,826

NET INVESTMENT INCOME	170,095	350,985

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains from investment transactions	10,364,518	120,561
Net realized gains from in-kind redemptions (Note 2)	21,959,166	—
Net realized losses from foreign currency transactions	—	(61,966)
Net change in unrealized appreciation (depreciation) on investments	111,923,610	3,198,446
Net change in unrealized appreciation (depreciation) on foreign currency translation	—	1,403
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	144,247,294	3,258,444

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$144,417,389	$3,609,429

See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
FROM OPERATIONS
Net investment income	$170,095	$2,668,686
Net realized gains from investment transactions	10,364,518	51,144,252
Net realized gains from in-kind redemptions (Note 2)	21,959,166	—
Net realized losses from foreign currency transactions	—	(3,850)
Net change in unrealized appreciation (depreciation) on investments	111,923,610	1,539,775
Net change in net assets resulting from operations	144,417,389	55,348,863

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(2,063,570)	(57,641,674)
Investor Class	—	(559,248)
A Class	—	(61,212)
C Class	—	(219,222)
Change in net assets from distributions to shareholders	(2,063,570)	(58,481,356)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	139,258,670	307,240,694
Net asset value of shares issued in reinvestment of distributions to shareholders	1,457,087	41,433,044
Payments for shares redeemed	(140,707,116)	(382,816,952)
Net change in Institutional Class net assets from capital share transactions	8,641	(34,143,214)

Investor Class
Proceeds from shares sold	1,643,167	3,259,786
Net asset value of shares issued in reinvestment of distributions to shareholders	—	452,360
Payments for shares redeemed	(1,622,859)	(3,097,219)
Net change in Investor Class net assets from capital share transactions	20,308	614,927

A Class
Proceeds from shares sold	1,540,527	622,765
Net asset value of shares issued in reinvestment of distributions to shareholders	—	52,451
Payments for shares redeemed	(38,375)	(6,493,847)
Net change in A Class net assets from capital share transactions	1,502,152	(5,818,631)

C Class
Proceeds from shares sold	458,732	1,770,109
Net asset value of shares issued in reinvestment of distributions to shareholders	—	217,916
Payments for shares redeemed	(296,366)	(765,584)
Net change in C Class net assets from capital share transactions	162,366	1,222,441

TOTAL CHANGE IN NET ASSETS	144,047,286	(41,256,970)

LYRICAL U.S. VALUE EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
NET ASSETS
Beginning of period	$1,117,612,636	$1,158,869,606
End of period	$1,261,659,922	$1,117,612,636

CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	4,825,329	11,346,767
Shares issued in reinvestment of distributions to shareholders	49,981	1,458,028
Shares redeemed	(4,979,403)	(14,809,764)
Net change in shares outstanding	(104,093)	(2,004,969)
Shares outstanding at beginning of period	38,577,819	40,582,788
Shares outstanding at end of period	38,473,726	38,577,819

Investor Class
Shares sold	57,608	117,358
Shares issued in reinvestment of distributions to shareholders	—	16,007
Shares redeemed	(56,265)	(113,096)
Net change in shares outstanding	1,343	20,269
Shares outstanding at beginning of period	392,358	372,089
Shares outstanding at end of period	393,701	392,358

A Class
Shares sold	53,457	21,830
Shares issued in reinvestment of distributions to shareholders	—	1,849
Shares redeemed	(1,342)	(219,968)
Net change in shares outstanding	52,115	(196,289)
Shares outstanding at beginning of period	43,136	239,425
Shares outstanding at end of period	95,251	43,136

C Class
Shares sold	16,268	63,093
Shares issued in reinvestment of distributions to shareholders	—	7,856
Shares redeemed	(10,562)	(27,517)
Net change in shares outstanding	5,706	43,432
Shares outstanding at beginning of period	155,408	111,976
Shares outstanding at end of period	161,114	155,408

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
FROM OPERATIONS
Net investment income	$350,985	$213,308
Net realized gains from investment transactions	120,561	779,015
Net realized losses from foreign currency transactions	(61,966)	(19,965)
Net change in unrealized appreciation (depreciation) on investments	3,198,446	(21,388)
Net change in unrealized appreciation (depreciation) on foreign currency translation	1,403	4,484
Net change in net assets resulting from operations	3,609,429	955,454

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(118,477)	(823,210)
Investor Class	(6,565)	(42,398)
A Class	—	(192)
C Class	—	(142)
Change in net assets from distributions to shareholders	(125,042)	(865,942)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	24,718,172	7,534,903
Net asset value of shares issued in reinvestment of distributions to shareholders	109,941	552,703
Payments for shares redeemed	(268,779)	(11,010,238)
Net change in Institutional Class net assets from capital share transactions	24,559,334	(2,922,632)

Investor Class
Proceeds from shares sold	53,650	76,853
Net asset value of shares issued in reinvestment of distributions to shareholders	6,565	42,398
Payments for shares redeemed	(24,107)	(28,370)
Net change in Institutional Class net assets from capital share transactions	36,108	90,881

A Class
Net asset value of shares issued in reinvestment of distributions to shareholders	N/A	192
Payments for shares redeemed	N/A	(7,872)
Net change in Institutional Class net assets from capital share transactions	N/A	(7,680)

C Class
Net asset value of shares issued in reinvestment of distributions to shareholders	N/A	142
Payments for shares redeemed	N/A	(7,697)
Net change in Institutional Class net assets from capital share transactions	N/A	(7,555)

TOTAL CHANGE IN NET ASSETS	28,079,829	(2,757,474)

LYRICAL INTERNATIONAL VALUE EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
NET ASSETS
Beginning of period	$9,921,380	$12,678,854
End of period	$38,001,209	$9,921,380

CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	1,721,652	516,582
Shares issued in reinvestment of distributions to shareholders	7,661	42,010
Shares redeemed	(18,292)	(911,000)
Net change in shares outstanding	1,711,021	(352,408)
Shares outstanding at beginning of period	657,929	1,010,337
Shares outstanding at end of period	2,368,950	657,929

Investor Class
Shares sold	3,868	5,681
Shares issued in reinvestment of distributions to shareholders	458	3,269
Shares redeemed	(1,762)	(2,004)
Net change in shares outstanding	2,564	6,946
Shares outstanding at beginning of period	44,336	37,390
Shares outstanding at end of period	46,900	44,336

A Class
Shares issued in reinvestment of distributions to shareholders	N/A	17
Shares redeemed	N/A	(549)
Net change in shares outstanding	N/A	(532)
Shares outstanding at beginning of period	N/A	532
Shares outstanding at end of period	N/A	—

C Class
Shares issued in reinvestment of distributions to shareholders	N/A	13
Shares redeemed	N/A	(539)
Net change in shares outstanding	N/A	(526)
Shares outstanding at beginning of period	N/A	526
Shares outstanding at end of period	N/A	—

See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended Nov. 30, 2025	Year Ended Nov. 30, 2024		Year Ended Nov. 30, 2023		Year Ended Nov. 30, 2022	Year Ended Nov. 30, 2021
Net asset value at beginning of period	$28.54		$28.06	$21.11		$19.16		$21.59	$16.68

Income (loss) from investment operations:
Net investment income (a)	0.01		0.07	0.05		0.10		0.07	0.03
Net realized and unrealized gains (losses) on investments and foreign currencies	3.76		1.94	7.03		1.93		(1.54)	5.02
Total from investment operations	3.77		2.01	7.08		2.03		(1.47)	5.05

Less distributions from:
Net investment income	(0.05)		(0.05)	(0.10)		(0.08)		(0.03)	(0.14)
Net realized gains	—		(1.48)	(0.03)		—		(0.93)	—
Total distributions	(0.05)		(1.53)	(0.13)		(0.08)		(0.96)	(0.14)

Net asset value at end of period	$32.26		$28.54	$28.06		$21.11		$19.16	$21.59

Total return (b)	13.24	%(c)	7.21%	33.63%		10.64%		(6.81)%	30.44%

Net assets at end of period (000,000’s)	$1,241		$1,101	$1,139		$556		$655	$696

Ratios/supplementary data:
Ratio of total expenses to average net assets	0.99	%(d)	0.98%	1.00%		1.03%		1.02%	1.01%
Ratio of net expenses to average net assets (e)	0.99	%(d)	0.99%	0.99	%(f)	1.00	%(f)	0.99%	0.99%
Ratio of net investment income to average net assets (e)	0.04	%(d)	0.25%	0.21%		0.51%		0.36%	0.13%
Portfolio turnover rate (g)	14	%(c)	32%	13%		23%		24%	14%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees (Note 4).
(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after fee reductions and/or recoupments (Note 4).
(f)	Includes 0.00%(h) and 0.01% of borrowing costs for 2024 and 2023, respectively (Note 5).

(g)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares. Amount excludes in-kind redemptions, if any.
(h)	Amount rounds to less than 0.005%.

See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND

INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended Nov. 30, 2025		Year Ended Nov. 30, 2024		Year Ended Nov. 30, 2023		Year Ended Nov. 30, 2022	Year Ended Nov. 30, 2021
Net asset value at beginning of period	$28.26		$27.81		$20.93		$18.99		$21.43	$16.56

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.03)		(0.00	)(b)	(0.01)		0.05		0.02	(0.02)
Net realized and unrealized gains (losses) on investments and foreign currencies	3.72		1.93		6.97		1.92		(1.53)	4.98
Total from investment operations	3.69		1.93		6.96		1.97		(1.51)	4.96

Less distributions from:
Net investment income	—		—		(0.05)		(0.03)		—	(0.09)
Net realized gains	—		(1.48)		(0.03)		—		(0.93)	—
Total distributions	—		(1.48)		(0.08)		(0.03)		(0.93)	(0.09)

Net asset value at end of period	$31.95		$28.26		$27.81		$20.93		$18.99	$21.43

Total return (c)	13.06	%(d)	6.95%		33.30%		10.38%		(7.03)%	30.10%

Net assets at end of period (000’s)	$12,580		$11,086		$10,347		$8,153		$7,758	$8,270

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.56	%(e)	1.58%		1.62%		1.72%		1.74%	1.79%
Ratio of net expenses to average net assets (f)	1.24	%(e)	1.24%		1.24	%(g)	1.25	%(g)	1.24%	1.24%
Ratio of net investment income (loss) to average net assets (f)	(0.21	)%(e)	(0.00	)%(h)	(0.03)%		0.26%		0.10%	(0.12)%
Portfolio turnover rate (i)	14	%(d)	32%		13%		23%		24%	14%

(a)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.
(b)	Amount rounds to less than $0.01.
(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees (Note 4).
(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after fee reductions and/or recoupments (Note 4).
(g)	Includes 0.00%(h) and 0.01% of borrowing costs for 2024 and 2023, respectively (Note 5).

(h)	Amount rounds to less than 0.005%.
(i)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares. Amount excludes in-kind redemptions, if any.

See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND

A CLASS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended Nov. 30, 2025		Year Ended Nov. 30, 2024		Year Ended Nov. 30, 2023		Period Ended Nov. 30, 2022 (a)
Net asset value at beginning of period	$28.37		$27.91		$21.05		$19.14		$18.23

Income (loss) from investment operations:
Net investment income (loss) (b)	(0.03)		(0.00	)(c)	(0.00	)(c)	0.06		0.03
Net realized and unrealized gains (losses) on investments and foreign currencies	3.74		1.94		6.99		1.92		1.81	(d)
Total from investment operations	3.71		1.94		6.99		1.98		1.84

Less distributions from:
Net investment income	—		—		(0.10)		(0.07)		—
Net realized gains	—		(1.48)		(0.03)		—		(0.93)
Total distributions	—		(1.48)		(0.13)		(0.07)		(0.93)

Net asset value at end of period	$32.08		$28.37		$27.91		$21.05		$19.14

Total return (e)	13.08	%(f)	6.96%		33.27%		10.38%		10.12	%(f)

Net assets at end of period (000’s)	$3,056		$1,224		$6,683		$103		$14

Ratios/supplementary data:
Ratio of total expenses to average net assets	2.46	%(g)	1.67%		1.56%		29.74%		176.77	%(g)
Ratio of net expenses to average net assets (h)	1.24	%(g)	1.24%		1.24	%(i)	1.25	%(i)	1.24	%(g)
Ratio of net investment income (loss) to average net assets (h)	(0.22	)%(g)	(0.01)%		(0.02)%		0.31%		0.36	%(g)
Portfolio turnover rate (j)	14	%(f)	32%		13%		23%		24	%(f)

(a)	Represents the period from the commencement of operations (July 5, 2022) through November 30, 2022.
(b)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.
(c)	Amount rounds to less than $0.01.
(d)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same period.
(e)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced fees and/ or reimbursed expenses (Note 4). Calculation does not reflect sales load.
(f)	Not annualized.
(g)	Annualized.
(h)	Ratio was determined after fee reductions and/or recoupments and/or expense reimbursements (Note 4).
(i)	Includes 0.00%(k) and 0.01% of borrowing costs for 2024 and 2023, respectively (Note 5).
(j)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares. Amount excludes in-kind redemptions, if any.
(k)	Amount rounds to less than 0.005%.

See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND

C CLASS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended Nov. 30, 2025	Year Ended Nov. 30, 2024		Year Ended Nov. 30, 2023		Period Ended Nov. 30, 2022 (a)
Net asset value at beginning of period	$27.74		$27.53	$20.85		$19.08		$18.23

Income (loss) from investment operations:
Net investment loss (b)	(0.14)		(0.21)	(0.19)		(0.07)		(0.03)
Net realized and unrealized gains (losses) on investments and foreign currencies	3.65		1.90	6.93		1.89		1.81	(c)
Total from investment operations	3.51		1.69	6.74		1.82		1.78

Less distributions from:
Net investment income	—		—	(0.03)		(0.05)		—
Net realized gains	—		(1.48)	(0.03)		—		(0.93)
Total distributions	—		(1.48)	(0.06)		(0.05)		(0.93)

Net asset value at end of period	$31.25		$27.74	$27.53		$20.85		$19.08

Total return (d)	12.65	%(e)	6.15%	32.33%		9.56%		9.79	%(e)

Net assets at end of period (000’s)	$5,035		$4,310	$3,082		$1,292		$31

Ratios/supplementary data:
Ratio of total expenses to average net assets	2.54	%(f)	2.56%	2.88%		6.64%		196.90	%(f)
Ratio of net expenses to average net assets (g)	1.99	%(f)	1.99%	1.99	%(h)	2.00	%(h)	1.99	%(f)
Ratio of net investment loss to average net assets (g)	(0.96	)%(f)	(0.76)%	(0.77)%		(0.38)%		(0.36	)%(f)
Portfolio turnover rate (i)	14	%(e)	32%	13%		23%		24	%(e)

(a)	Represents the period from the commencement of operations (July 5, 2022) through November 30, 2022.
(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(c)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same period.
(d)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced fees and/ or reimbursed expenses (Note 4). Calculation does not reflect CDSC.
(e)	Not annualized.
(f)	Annualized.
(g)	Ratio was determined after fee reductions and/or recoupments and/or expense reimbursements (Note 4).
(h)	Includes 0.00%(j) and 0.01% of borrowing costs for 2024 and 2023, respectively (Note 5).
(i)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares. Amount excludes in-kind redemptions, if any.
(j)	Amount rounds to less than 0.005%.

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended Nov. 30, 2025		Year Ended Nov. 30, 2024	Year Ended Nov. 30, 2023		Year Ended Nov. 30, 2022	Year Ended Nov. 30, 2021
Net asset value at beginning of period	$14.13		$12.09		$11.13	$11.19		$12.03	$11.02

Income (loss) from investment operations:
Net investment income (a)	0.23		0.39		0.18	0.18		0.11	0.05
Net realized and unrealized gains (losses) on investments and foreign currencies	1.55		2.72		0.96	0.09		(0.94)	1.69
Total from investment operations	1.78		3.11		1.14	0.27		(0.83)	1.74

Less distributions from:
Net investment income	(0.18)		(0.39)		(0.18)	(0.33)		—	(0.05)
Net realized gains	—		(0.68)		—	—		(0.01)	(0.68)
Total distributions	(0.18)		(1.07)		(0.18)	(0.33)		(0.01)	(0.73)

Net asset value at end of period	$15.73		$14.13		$12.09	$11.13		$11.19	$12.03

Total return (b)	12.71	%(c)	26.77%		10.28%	2.52%		(6.88)%	15.84%

Net assets at end of period (000’s)	$37,265		$9,297		$12,216	$11,241		$1,266	$1,355

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.94	%(d)	4.44%		2.87%	3.48%		12.32%	11.34%
Ratio of net expenses to average net assets (e)	0.99	%(d)	1.04	%(f)	0.99%	1.00	%(f)	0.99%	0.99%
Ratio of net investment income to average net assets (e)	3.17	%(d)	3.05%		1.46%	1.62%		1.00%	0.36%
Portfolio turnover rate (g)	11	%(c)	109%		31%	40%		33%	34%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced fees and/or reimbursed expenses (Note 4).
(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).
(f)	Includes 0.05% and 0.01% of borrowing costs for 2025 and 2023, respectively (Note 5).
(g)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND

INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended Nov. 30, 2025		Year Ended Nov. 30, 2024	Year Ended Nov. 30, 2023		Year Ended Nov. 30, 2022	Year Ended Nov. 30, 2021
Net asset value at beginning of period	$14.08		$12.05		$11.07	$11.13		$12.00	$11.00

Income (loss) from investment operations:
Net investment income (a)	0.14		0.28		0.15	0.12		0.08	0.02
Net realized and unrealized gains (losses) on investments and foreign currencies	1.62		2.79		0.96	0.12		(0.94)	1.69
Total from investment operations	1.76		3.07		1.11	0.24		(0.86)	1.71

Less distributions from:
Net investment income	(0.15)		(0.36)		(0.13)	(0.30)		—	(0.03)
Net realized gains	—		(0.68)		—	—		(0.01)	(0.68)
Total distributions	(0.15)		(1.04)		(0.13)	(0.30)		(0.01)	(0.71)

Net asset value at end of period	$15.69		$14.08		$12.05	$11.07		$11.13	$12.00

Total return (b)	12.58	%(c)	26.47%		10.06%	2.27%		(7.15)%	0.16%

Net assets at end of period (000’s)	$736		$624		$451	$320		$947	$1,127

Ratios/supplementary data:
Ratio of total expenses to average net assets	4.67	%(d)	9.91%		6.79%	6.00%		12.90%	11.70%
Ratio of net expenses to average net assets (e)	1.24	%(d)	1.32	%(f)	1.24%	1.25	%(f)	1.24%	1.24%
Ratio of net investment income to average net assets (e)	1.94	%(d)	2.10%		1.27%	1.08%		0.76%	0.16%
Portfolio turnover rate (g)	11	%(c)	109%		31%	40%		33%	34%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced fees and/or reimbursed expenses (Note 4).
(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).
(f)	Includes 0.08% and 0.01% of borrowing costs for 2025 and 2023, respectively (Note 5).
(g)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes to financial statements.

LYRICAL FUNDS

NOTES TO FINANCIAL STATEMENTS

May 31, 2026 (Unaudited)

1. Organization

Lyrical U.S. Value Equity Fund and Lyrical International Value Equity Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. Lyrical U.S. Value Equity Fund commenced operations on February 4, 2013. Lyrical International Value Equity Fund commenced operations on March 2, 2020.

The investment objective of each Fund is to seek to achieve long-term capital growth.

Each Fund currently offers Institutional Class shares (sold without any sales loads and distribution and/or shareholder service fees and requiring a $100,000 initial investment) and Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder service fee of up to 0.25% of the average daily net assets attributable to Investor Class shares, and requiring a $2,500 initial investment). The U.S. Value Equity Fund also offers A Class shares (sold subject to an initial maximum front end sales load of 5.75% and a distribution and/or shareholder service fee of up to 0.25% of the average daily net assets attributable to A Class shares, and requiring a $1,000 initial investment and for purchases of $1,000,000 or more, a front end sales load is not charged, but a 1.00% contingent deferred sales charge (“CDSC”) may be charged if redeemed during the first 18 months) and C Class shares (sold subject to a CDSC fee of 1.00% if the shares are redeemed within 12 months after the original purchase of the shares and a distribution and/or shareholder servicing fee of up to 1.00% of the average daily net assets attributable to C Class shares, and requiring a $1,000 initial investment) (each a “Class”). Each share class represents an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies,” including Accounting Standard Update 2013-08.

Segment Reporting – The management team of the Lyrical Asset Management, L.P. (the “Adviser”), acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is predetermined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates

LYRICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in each Fund’s Schedules of Investments, Statements of Changes in Net Assets and Financial Highlights.

Accounting Pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Fund management concludes there is no material impact on the Funds’ financial statements.

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value as determined by the Adviser, as the valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

LYRICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Lyrical International Value Equity Fund’s foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board has authorized the Fund to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. market-specific (such as a significant movement in the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of each Fund’s investments by the inputs used to value the investments as of May 31, 2026:

Lyrical U.S. Value Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,261,211,114	$—	$—	$1,261,211,114
Money Market Funds	888,400	—	—	888,400
Total	$1,262,099,514	$—	$—	$1,262,099,514

Lyrical International Value Equity Fund	Level 1	Level 2		Level 3	Total
Common Stocks	$8,909,816	$28,553,777	*	$—	$37,463,593
Money Market Funds	309,485	—		—	309,485
Total	$9,219,301	$28,553,777		$—	$37,773,078

*	With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

LYRICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Refer to each Fund’s Schedule of Investments for a listing of securities by sector and industry type or geographical region. The Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended May 31, 2026.

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern time on the respective date of such transactions.

C.	The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities that result from changes in exchange rates.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized

LYRICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

appreciation as such income and/or gains are earned. Where available, the Funds will file for claims on foreign taxes withheld. Tax reclaims receivable, if any, are recorded based upon each Fund’s interpretation of country specific taxation of accrued income and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or each Fund’s interpretation of country-specific taxation of dividend income and related amounts reclaimable.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of that Fund. Distribution fees, registration and filing fees and transfer agent fees are class specific expenses. For the six months ended May 31, 2026, class specific expenses were as follows:

Lyrical U.S. Value Equity Fund
Expenses	Institutional	Investor	A Class	C Class	Total
Distribution fees	$—	$14,109	$2,558	$22,070	$38,737
Registration and filing fees	32,347	8,365	3,837	3,638	48,187
Transfer Agent fees	70,821	11,049	8,932	8,935	99,737

Lyrical International Value Equity Fund
Expenses	Institutional	Investor	Total
Distribution fees	$—	$829	$829
Registration and filing fees	8,221	1,574	9,795
Transfer Agent fees	8,299	7,189	15,488

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Each Fund distributes to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid

LYRICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

deduction for income tax purposes. The tax character of distributions paid to shareholders by the Funds during the periods ended May 31, 2026 and November 30, 2025 was as follows:

	Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Lyrical U.S. Value Equity Fund	5/31/2026	$2,063,570	$—	$2,063,570
	11/30/2025	$2,193,283	$56,288,073	$58,481,356

Lyrical International Value Equity Fund	5/31/2026	$125,042	$—	$125,042
	11/30/2025	$408,813	$457,129	$865,942

In-Kind Redemptions – Net capital gains or losses resulting from in-kind redemptions are excluded from the Fund’s taxable gains and are not distributed to shareholders. A redemption-in-kind is the process of making a distribution to shareholders through assets and cash rather than cash alone. During the six months ended May 31, 2026 the redemptions for securities redeemed in-kind were as follows:

Fund	Redemptions Redeemed at Fair Value	Recognized Realized Gains (reflected on the Statements of Operations)
Lyrical U.S. Value Equity Fund	$27,405,742	$21,959,166

Lyrical U.S. Value Equity Fund has reclassified these gains against paid-in capital on the Statements of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the Fund’s net assets or NAV per share.

ReFlow transactions – The Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of

LYRICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 2.95% of the total net assets of any Fund. The Board has adopted certain procedures to govern the Funds’ participation in ReFlow. During the six months ended May 31, 2026, the Lyrical U.S. Value Equity Fund paid $39,223 for the service.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of change in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of November 30, 2025:

	Lyrical U.S. Value Equity Fund	Lyrical International Value Equity Fund
Tax cost of investments	$811,583,294	$9,155,998
Gross unrealized appreciation	$384,332,172	$1,295,744
Gross unrealized depreciation	(56,611,149)	(521,108)
Net unrealized appreciation (depreciation)	327,721,023	774,636
Net unrealized appreciation on foreign currency translation	—	4,141
Undistributed ordinary income	1,822,731	107,260
Accumulated capital and other losses	(1,263,193)	—
Distributable earnings	$328,280,561	$886,037

LYRICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The federal tax cost, unrealized appreciation (depreciation) as of May 31, 2026 is as follows:

	Lyrical U.S. Value Equity Fund	Lyrical International Value Equity Fund
Tax cost of investments	$819,421,973	$33,757,018
Gross unrealized appreciation	$503,952,718	$5,803,809
Gross unrealized depreciation	(61,275,177)	(1,787,749)
Net unrealized appreciation	$442,677,541	$4,016,060
Net unrealized appreciation on foreign currency translation	$—	$5,544

The difference between the federal income tax cost of portfolio investments and the financial statement cost of investments for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales, taxable corporate actions, and holdings classified as passive foreign investment companies.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended May 31, 2026, the Funds did not incur any interest or penalties.

3. Investment Transactions

During the six months ended May 31, 2026, cost of purchases and proceeds from sales of investment securities, other than short-term investments and in-kind redemptions, amounted to $191,925,484 and $162,409,898, respectively, for Lyrical U.S. Value Equity Fund and $26,838,579 and $2,462,389, respectively, for Lyrical International Value Equity Fund.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Funds’ investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.85% of average daily net

LYRICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

assets. During the six months ended May 31, 2026, the Adviser earned $4,819,823 and $94,474 of fees under the Investment Advisory Agreement for Lyrical U.S. Value Equity Fund and Lyrical International Value Equity Fund, respectively.

Pursuant to an Expense Limitation Agreement (“ELA”) between each Fund and the Adviser, the Adviser has contractually agreed, until April 1, 2027, to reduce management fees and reimburse other operating expenses to limit total annual operating expenses of each Fund (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding the following percentages of average daily net assets attributable to each respective class:

Institutional Class	Investor Class	A Class	C Class
0.99%	1.24%	1.24%	1.99%

Accordingly, during the six months ended May 31, 2026, the Adviser reduced fees and reimbursed other operating expenses of $96,163 for Lyrical U.S. Value Equity Fund and $115,317 for Lyrical International Value Equity Fund. During the six months ended May 31, 2026, the Lyrical U.S. Value Equity Fund recouped $67,900 of prior years’ management fee reductions.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses to exceed the lesser of: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of May 31, 2026, the Adviser may seek repayment of management fee reductions and expense reimbursements no later than the dates below:

	November 30, 2026	November 30, 2027	November 30, 2028	May 31, 2029	Total
Lyrical U.S. Value Equity Fund	$113,649	$153,762	$99,965	$96,163	$463,539
Lyrical International Value Equity Fund	$115,788	$253,265	$272,916	$115,317	$757,286

LYRICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated partially by the Adviser and partially by the Investor Class, A Class and C Class shares of each Fund for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Funds for serving in such capacities.

DISTRIBUTION PLAN

The Funds have adopted a plan of distribution (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, which permits Investor Class, A Class and C Class shares of each Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of each Fund’s average daily net assets allocable to Investor Class shares and A Class shares, and 1.00% of each Fund’s average daily net assets allocable to C Class shares. The Funds have not adopted a plan of distribution with respect to the Institutional Class shares.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act) of the Trust receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of May 31, 2026, the following shareholders owned of record 25% or more of the outstanding shares of the Funds:

NAME OF RECORD OWNERS	% Ownership
Lyrical International Value Equity Fund
UCSF Foundation	92%

LYRICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person of the Fund. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Borrowing Costs

From time to time, the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Funds will incur borrowing costs charged by the custodian. The Funds did not incur any borrowing costs during the six months ended May 31, 2026.

6. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of May 31, 2026, Lyrical U.S. Value Equity Fund had 44.3% of the value of its net assets invested in stocks within the Technology sector and Lyrical International Value Equity Fund had 26.8% of the value of its net assets invested in stocks within the Industrials sector.

7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

LYRICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

LYRICAL FUNDS

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the Lyrical U.S. Value Equity Fund’s and Lyrical International Value Equity Fund’s (together, the “Funds”) Investment Advisory Agreement with Lyrical Asset Management LP (the “Adviser” or “Lyrical”) for an additional one-year term (the “Advisory Agreement”). The Board approved the continuance of the Agreement at a meeting held on April 28-30, 2026, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, the Adviser provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Advisory Agreement with respect to the Funds. In approving the continuance of the Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were (1) the nature, extent and quality of the services provided by the Adviser, (2) the investment performance of the Funds, (3) the costs of the services provided and profits realized by the Adviser from the Adviser’s relationship with the Funds, (4) the financial condition of the Adviser, (5) the fall out benefits derived by the Adviser and its affiliates from its relationships with the Funds and (6) the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ shareholders. The Independent Trustees’ evaluation of the quality of the Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of Lyrical, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by Lyrical, the Board took into account its familiarity with Lyrical’s management

LYRICAL FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

through Board meetings, discussions and reports during the preceding year. The Board also took into account Lyrical’s compliance policies and procedures based on discussion with Lyrical and the Trust’s Chief Compliance Officer. The quality of administrative and other services, including Lyrical’s role in coordinating the activities of the Lyrical Funds’ other service providers, was also considered. The Board also considered Lyrical’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Board discussed the nature and extent of the services to be provided by Lyrical including, without limitation, Lyrical’s provision of a continuous investment program for the Lyrical Funds. The Board considered the qualifications and experience of Lyrical’s portfolio managers who are responsible for the day-to-day management of the Funds’ portfolios. The Board also considered Lyrical’s succession planning for the Funds. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Funds by Lyrical under the Advisory Agreement.

Advisory Fees and Expenses and Comparative Accounts

The Board compared the advisory fee and total expense ratio for the Lyrical Funds with various comparative data. In particular, the Board compared each Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge and fees charged to Lyrical’s other client accounts. In reviewing the comparison in fees and expense ratios between each Lyrical Fund and its comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of the Lyrical Funds relative to the comparable funds, and the nature of the investment strategies. The Board also considered Lyrical’s commitment to limit each Fund’s expenses under the Lyrical Funds’ expense limitation agreement until at least April 1, 2027. The Board noted that the 0.85% advisory fee rate for each of the International Value Equity Fund and the U.S. Value Equity Fund was higher than the median and the average for the other funds in each Fund’s respective Broadridge custom peer group. The Board further noted that the net expense ratio of 0.99% for each Fund was also higher than the median and the average expense ratio for the other funds in each Fund’s respective custom peer group. The Board took into account Lyrical’s responses in its materials that each Fund’s investment strategy, particularly the active management of each Fund, and each Fund’s corresponding high active share impacted the fee rate for each Fund.

The Board also compared the fees paid by the Lyrical Funds to the fees paid by other clients of Lyrical and considered the similarities and differences in services received by such other clients as compared to the services received by the Funds. The Board noted that the fee structure of the Funds differed from the fees applicable to Lyrical’s other clients due in large part to the additional regulatory and compliance requirements of managing and investment company registered under the 1940 Act as compared to separately managed accounts.

LYRICAL FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Fund Performance

The Board also considered, among other data, each Fund’s performance results during certain periods ended January 31, 2026 and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board noted that the U.S. Value Equity Fund’s performance was in the second quartile, second quartile and first quartile of the Broadridge peer group median for the one-, three-and five-year periods ended January 31, 2026, respectively. The Board also noted that the International Value Equity Fund’s performance was at the median, in the third quartile and in the third quartile for each of the one-year, three-year and since inception periods ended January 31, 2026, respectively. The Board further noted that each Fund’s performance was comparable to the other accounts managed by Lyrical with similar strategies over all periods.

Economies of Scale

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that Lyrical limited fees and/or reimbursed expenses for each Fund in order to reduce each Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Funds increased. The Board noted that the advisory fee schedule for the Funds currently did not have breakpoints, and considered Lyrical’s assertion that adding breakpoints was not appropriate at this time. The Board noted that if the Funds’ assets increase over time, the Funds might realize other economies of scale if assets increase proportionally more than certain other expenses.

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and profitability of Lyrical and the direct and indirect benefits derived by Lyrical from its relationship with the Funds. The information considered by the Board included operating profit margin information for Lyrical’s business as a whole. The Board considered Lyrical’s commitment to contractually limit each Fund’s net operating expenses. The Board reviewed the profitability of Lyrical’s relationship with each Fund both before and after tax expenses. The Board noted that the International Value Equity Fund was not profitable. With respect to the U.S. Value Equity Fund, the Board recognized that Lyrical should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the risk it assumes as investment adviser. Based upon its review, the Board concluded that Lyrical’s level of profitability, if any, from its relationship with the Funds was reasonable and not excessive. The Board also considered whether Lyrical has the financial wherewithal to continue to provide services to the Funds, noting its ongoing commitment to provide support and resources to the Funds as needed.

LYRICAL FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Fall-Out Benefits

The Board also noted its belief that Lyrical derives benefits to its reputation and other benefits from its association with the Funds. The Board recognized that Lyrical should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds and the entrepreneurial risk that it assumes as investment adviser. Based upon its review, the Board concluded that Lyrical’s level of profitability, if any, from its relationship with the Lyrical Funds was reasonable and not excessive.

In considering the renewal of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) Lyrical demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) Lyrical maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from Lyrical and the other factors considered. Based on their conclusions, the Trustees determined with respect to the Funds that continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

Q3 All-Season Systematic Opportunities Fund

Institutional Class (QASOX)

C Class (QCSOX)

Semi-Annual Financial Statements and Additional Information

May 31, 2026

(Unaudited)

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)
EXCHANGE-TRADED FUNDS — 77.1%	Shares	Value
Fixed Income — 77.1%
BondBloxx Bloomberg Six Month Target Duration U.S. Treasury ETF (Cost $273,521,010)	5,444,400	$274,016,652

MONEY MARKET FUNDS — 4.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.55% (a) (Cost $14,827,241)	14,827,241	$14,827,241

Investments at Value — 81.3% (Cost $288,348,251)		$288,843,893

Other Assets in Excess of Liabilities — 18.7%		66,352,548

Net Assets — 100.0%		$355,196,441

(a)	The rate shown is the 7-day effective yield as of May 31, 2026.

See accompanying notes to financial statements.

1

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2026 (Unaudited)
ASSETS
Investments in securities:
At cost	$288,348,251
At value (Note 2)	$288,843,893
Margin deposits for futures contracts (Note 2)	66,367,453
Receivable for capital shares sold	389,510
Dividends receivable	37,079
Other assets	38,823
Total assets	355,676,758

LIABILITIES
Payable for capital shares redeemed	111,405
Payable to Adviser (Note 4)	294,687
Payable to administrator (Note 4)	33,899
Accrued distribution fees (Note 4)	4,899
Other accrued expenses	35,427
Total liabilities	480,317

CONTINGENCIES AND COMMITMENTS (NOTE 8)	—

NET ASSETS	$355,196,441

NET ASSETS CONSIST OF:
Paid-in capital	$335,431,115
Accumulated earnings	19,765,326
NET ASSETS	$355,196,441

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$352,118,946
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	33,174,546
Net asset value, offering price and redemption price per share (Note 2)	$10.61

C CLASS
Net assets applicable to C Class	$3,077,495
C Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	293,589
Net asset value, offering price and redemption price per share (Note 2)	$10.48

See accompanying notes to financial statements.

2

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
STATEMENT OF OPERATIONS
Six Months Ended May 31, 2026 (Unaudited)
INVESTMENT INCOME
Dividend income	$4,510,313
Interest income	294,322
4,804,635
EXPENSES
Management fees (Note 4)	1,545,954
Administration fees (Note 4)	124,536
Legal fees	53,841
Fund accounting fees (Note 4)	36,860
Registration and filing fees - Institutional Class	22,783
Registration and filing fees - C Class	5,384
Transfer agent fees (Note 4)	17,806
Compliance fees and expenses (Note 4)	15,410
Distribution fees - C Class (Note 4)	13,961
Trustees’ fees and expenses (Note 4)	10,445
Audit and tax services fees	9,150
Custody and bank service fees	6,917
Postage and supplies	5,840
Shareholder reporting expenses	2,590
Insurance	1,838
Other expenses	14,043
Total expenses	1,887,358

NET INVESTMENT INCOME	2,917,277

REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gains (losses) from:
Investments	(19,544)
Futures contracts (Note 5)	16,793,218
Net change in unrealized appreciation (depreciation) on:
Investments	(42,178)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FUTURES CONTRACTS	16,731,496

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$19,648,773

See accompanying notes to financial statements.

3

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
FROM OPERATIONS
Net investment income	$2,917,277	$3,875,103
Net realized gains (losses) from:
Investments	(19,544)	86,291
Futures contracts (Note 5)	16,793,218	38,191,642
Net change in unrealized appreciation (depreciation) on:
Investments	(42,178)	537,820
Net change in net assets resulting from operations	19,648,773	42,690,856

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(35,770,755)	(9,192,318)
C Class	(306,945)	(56,157)
Change in net assets from distributions to shareholders	(36,077,700)	(9,248,475)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	125,983,997	140,833,114
Net asset value of shares issued in reinvestment of distributions to shareholders	35,140,090	9,071,453
Payments for shares redeemed	(60,389,867)	(92,742,154)
Net change in Institutional Class net assets from capital share transactions	100,734,220	57,162,413

C Class
Proceeds from shares sold	333,460	1,334,176
Net asset value of shares issued in reinvestment of distributions to shareholders	306,945	56,157
Payments for shares redeemed	(4,232)	(83,294)
Net change in C Class net assets from capital share transactions	636,173	1,307,039

TOTAL CHANGE IN NET ASSETS	84,941,466	91,911,833

NET ASSETS
Beginning of period	270,254,975	178,343,142
End of period	$355,196,441	$270,254,975

See accompanying notes to financial statements.

4

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
STATEMENT OF CHANGES IN NET ASSETS (Continued)
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	12,107,592	13,540,448
Shares reinvested	3,472,341	952,884
Shares redeemed	(5,864,841)	(9,267,224)
Net change in shares outstanding	9,715,092	5,226,108
Shares outstanding at beginning of period	23,459,454	18,233,346
Shares outstanding at end of period	33,174,546	23,459,454

C Class
Shares sold	32,929	130,019
Shares reinvested	30,542	5,905
Shares redeemed	(396)	(9,139)
Net change in shares outstanding	63,075	126,785
Shares outstanding at beginning of period	230,514	103,729
Shares outstanding at end of period	293,589	230,514

See accompanying notes to financial statements.

5

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30, 2025		Year Ended November 30, 2024		Year Ended November 30, 2023		Year Ended November 30, 2022		Year Ended November 30, 2021
Net asset value at beginning of period	$11.41		$9.73		$9.97		$9.40		$10.52		$9.94

Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.10		0.20		0.18		0.18		(0.03)		(0.13)
Net realized and unrealized gains (losses) on investments and futures contracts	0.54		2.00		0.45		0.47	(c)	(0.45)		0.71
Total from investment operations	0.64		2.20		0.63		0.65		(0.48)		0.58

Less distributions from:
Net investment income	(0.14)		(0.14)		(0.10)		—		—		—
Net realized gains	(1.30)		(0.38)		(0.77)		(0.08)		(0.64)		—
Total distributions	(1.44)		(0.52)		(0.87)		(0.08)		(0.64)		—

Net asset value at end of period	$10.61		$11.41		$9.73		$9.97		$9.40		$10.52

Total return (d)	6.25	%(e)	23.69%		6.72%		6.92%		(5.14)%		5.83%

Net assets at end of period (000’s)	$352,119		$267,663		$177,336		$158,040		$3,431		$6,048

Ratios/supplementary data:
Ratio of total expenses to average net assets (f)	1.21	%(g)	1.26%		1.24%		1.40%		5.46%		4.20%
Ratio of net expenses to average net assets (f)	1.21	%(g)	1.26	%(h)(i)	1.28	%(h)	1.83	%(h)	1.94	%(h)	1.94	%(h)
Ratio of net investment income (loss) to average net assets (b)(f)	1.90	%(g)	1.95	%(h)	1.94	%(h)	1.78	%(h)	(0.34	)%(h)	(1.19	)%(h)
Portfolio turnover rate (j)	2	%(e)	147%		8158	%(k)	6171	%(k)	517%		441%

(a)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.

6

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS (Continued)

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(e)	Not annualized.
(f)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
(g)	Annualized.
(h)	Ratio was determined after fee reductions and/or expense reimbursements/recoupments (Note 4).
(i)	Includes 0.00%(l) of borrowing costs for the year ended November 30, 2025 (Note 6).
(j)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(k)	Given market conditions during the year, the Fund rotated assets into and out of positions on a periodic basis and the Fund’s portfolio was traded frequently.
(l)	Amount rounds to less than 0.005%.

See accompanying notes to financial statements.

7

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
C SHARE CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30, 2025		Period Ended November 30, 2024 (a)
Net asset value at beginning of period	$11.24		$9.71		$9.61

Income from investment operations:
Net investment income (b)(c)	0.03		0.05		0.02
Net realized and unrealized gains on investments and futures contracts	0.54		1.99		0.08
Total from investment operations	0.57		2.04		0.10

Less distributions from:
Net investment income	(0.03)		(0.13)		—
Net realized gains	(1.30)		(0.38)		—
Total distributions	(1.33)		(0.51)		—

Net asset value at end of period	$10.48		$11.24		$9.71

Total return (d)	5.58	%(e)	21.91%		1.04	%(e)

Net assets at end of period (000’s)	$3,077		$2,592		$1,007

Ratios/supplementary data:
Ratio of total expenses to average net assets (f)	2.58	%(g)	2.70%		3.15	%(g)
Ratio of net expenses to average net assets (f)	2.58	%(g)	2.71	%(h)(i)	2.79	%(g)(h)
Ratio of net investment income to average net assets (c)(f)	0.56	%(g)	0.44	%(h)	1.55	%(g)(h)
Portfolio turnover rate (j)	2	%(e)	147%		8158	%(e)(k)

(a)	Represents the period from the commencement of operations (October 18, 2024) through November 30, 2024.
(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(d)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(e)	Not annualized.
(f)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
(g)	Annualized.
(h)	Ratio was determined after fee reductions and/or expense reimbursements/recoupments (Note 4).
(i)	Includes 0.00%(l) of borrowing costs for the year ended November 30, 2025 (Note 6).
(j)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(k)	Given market conditions during the year, the Fund rotated assets into, and out of, positions on a periodic basis due to its tactical trading mandate, and the Fund’s portfolio was traded frequently.
(l)	Amount rounds to less than 0.005%.

See accompanying notes to financial statements.

8

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)

1. Organization

Q3 All-Season Systematic Opportunities Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on December 30, 2019. The Fund may at times invest in other investment companies which would make it a “fund of funds”.

Q3 All-Season Systematic Opportunities Fund seeks capital appreciation.

The Fund currently offers two classes of shares: Institutional Class shares (sold without any sales loads, but subject to an administrative services plan fee of up to 0.25% and requiring a $100,000 initial investment) and C Class shares (sold without any sales loads, but subject to a distribution and/or shareholder service fee of up to 1.00% of the average daily net assets attributable to C Class shares and requiring a $1,000 minimum initial investment). Each share class represents an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies,” including Accounting Standard Update 2013-08. The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Segment reporting – The management team of Q3 Asset Management Corporation, the Fund’s investment adviser, (the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Accounting pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Management concluded there is no impact on the Fund’s financial statements.

9

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Securities and futures valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Exchange-traded funds (“ETFs”) are valued at the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. Investments representing shares of other open-end investment companies, except ETFs but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. The Fund values its exchange-traded futures contracts at their last sale price as of the close of regular trading on the NYSE. Prices for futures contracts are monitored daily by the Adviser, as the Fund’s valuation designee, until the close of regular trading to determine if fair valuation is required. When using a quoted price and when the market is considered active, these securities will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by the Adviser, in accordance with procedures adopted by the Board of Trustees of the Trust (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

10

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the Fund’s investments and other financial instruments and the inputs used to value the investments as of May 31, 2026:

Q3 All-Season Systematic Opportunities Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$274,016,652	$—	$—	$274,016,652
Money Market Funds	14,827,241	—	—	14,827,241
Total	$288,843,893	$—	$—	$288,843,893

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended May 31, 2026.

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of the Fund based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares of the Fund based upon its proportionate share of total net assets of the Fund. Distribution fees and registration and filing fees are class specific expenses.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Dividends arising from net investment income, if any, are declared and paid annually for the Fund. Net realized capital gains, if any, are distributed at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends

11

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders by the Fund during the periods ended May 31, 2026 and November 30, 2025 was as follows:

Periods	Ordinary	Long-Term	Total
Ended	Income	Capital Gains	Distributions
5/31/2026	$13,160,486	$22,917,214	$36,077,700
11/30/2025	$9,248,475	$—	$9,248,475

Futures contracts – The Fund uses futures contracts to gain exposure to or to hedge against changes in the value of equities, real estate, interest rates or commodities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When the Fund purchases or sells a futures contract, no price is paid to or received by the Fund. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities currently ranging from 2% to 10% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation receivable/payable are reported on the Statement of Assets and Liabilities. As of May 31, 2026, futures contracts were not entered into by the Fund and no related margin deposits or variation receivable/payable amounts were recorded.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

12

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of November 30, 2025:

Tax cost of investments	$220,538,331
Gross unrealized appreciation	$551,317
Gross unrealized depreciation	(13,497)
Net unrealized appreciation	537,820
Undistributed ordinary income	13,158,297
Undistributed long-term capital gains	22,914,985
Accumulated capital and other losses	(416,849)
Distributable earnings	$36,194,253

The federal tax cost, unrealized appreciation as of May 31, 2026 is as follows:

Tax cost of investments	$288,367,795
Gross unrealized appreciation	$506,975
Gross unrealized depreciation	(30,877)
Net unrealized appreciation	$476,098

The difference between the federal income tax cost of investments and the financial statement cost of investments for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

As of November 30, 2025, the Fund had short-term CLCFs for income tax purposes in the amount of $416,849. As a result of an ownership change, the Fund is eligible to utilize this amount to offset the current and future net realized capital gains, if any, subject to an annual limitation under Code Section 382 of $96,234. These CLCFs, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended May 31, 2026, the Fund did not incur any interest or penalties.

13

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

For the six months ended May 31, 2026, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $67,972,237, and $4,906,033, respectively.

4. Transactions with Related Parties

INVESTMENT MANAGEMENT AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 1.00% of average daily net assets. During the six months ended May 31, 2026, the Adviser earned $1,545,954 of fees under the Investment Management Agreement.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has contractually agreed, until March 31, 2027, to reduce management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses of the Fund (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding the following percentages of average daily net assets attributable to each respective class, if applicable:

Institutional Class	C Class
1.79%	2.79%

Accordingly, during the six months ended May 31, 2026, the Adviser did not reduce its management fees.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of thirty-six months after the date on which such fees and expenses were incurred or waived, provided that the repayments do not cause total annual fund operating expenses (exclusive of such reductions and reimbursements) to exceed: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

14

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides an Anti-Money Laundering Officer and Chief Compliance Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated partially by the Adviser and partially by the C Class shares of each fund for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

DISTRIBUTION PLAN

The Fund has adopted a plan of distribution (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, which permits C Class shares of the Fund to directly incur or reimburse the Fund’s principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plan is 1.00% of the Fund’s average daily net assets allocable to C Class shares. The Fund has not adopted a plan of distribution with respect to the Institutional Class shares. During the six months ended May 31, 2026, the C Class shares incurred $13,961 of distribution fees under the Plan.

ADMINISTRATIVE SERVICES PLAN

The Trust has adopted an Administrative Services Plan (the “Administrative Service Plan”) for the Institutional Shares of the Fund. The Administrative Service Plan allows the Fund to use the net assets of the Institutional Shares to pay financial intermediaries that provide services relating to Institutional Shares. The Administrative Service Plan permits payments for the provision of certain administrative, recordkeeping and other non-distribution related services to Institutional Share shareholders. The Administrative Service Plan permits the Fund to make service fee payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Institutional Shares. During the six months ended May 31, 2026, no fees were incurred by the Fund under the Administrative Service Plan.

TRUSTEE COMPENSATION

Each member of the Board who is not an “interested person” (as defined by the 1940 Act) of the Trust receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting. As of May 31, 2026, no individual shareholders owned of record 25% or more of the outstanding shares of the Fund.

15

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

5. Derivatives Transactions

The Fund’s transactions in derivative instruments during the six months ended May 31, 2026 are recorded in the following location on the Statement of Operations:

Derivative Investment Type	Location
Futures contracts	Net realized gains from futures contracts

The following is a summary of the Fund’s net realized gains on derivative instruments recognized on the Statement of Operations during the six months ended May 31, 2026:

Type of Derivative and Risk	Net Realized Gains
Q3 All-Season Systematic Opportunities Fund
Futures contracts
Index	$16,793,218
Total	$16,793,218

The average monthly notional value of futures contracts during the six months ended May 31, 2026 was $120,066,380.

6. Borrowing Costs

From time to time, the Fund may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Fund will incur borrowing costs charged by the custodian. Accordingly, during the six months ended May 31, 2026, the Fund did not incur borrowing costs charged by the custodian.

7. Investments in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of May 31, 2026, the Fund had 77.1% of the value of its net assets invested in BondBloxx Bloomberg Six Month Target Duration U.S. Treasury ETF (XHLF). The financial statements for XHLF can be found at www.sec.gov.

8. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and

16

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

17

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

18

Q3 All-Season Active Rotation ETF

(QVOY)

Q3 All-Season Tactical Advantage ETF

(QTAC)

Semi-Annual Financial Statements and Additional Information

May 31, 2026

(Unaudited)

Q3 ALL-SEASON ACTIVE ROTATION ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)
EXCHANGE-TRADED FUNDS — 99.1%	Shares	Value
Commodity — 17.9%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	102,367	$2,501,849
VanEck Oil Services ETF	19,474	8,145,001
		10,646,850
Equity — 68.8%
Invesco QQQ Trust Series 1	11,363	8,389,417
Invesco S&P 500 High Beta ETF	54,456	8,170,578
iShares MSCI USA Value Factor ETF	40,859	8,094,985
State Street Technology Select Sector SPDR ETF	45,185	8,631,239
Vanguard Small-Cap Value ETF	32,655	7,668,374
		40,954,593
Fixed Income — 7.4%
iShares 0-3 Month Treasury Bond ETF	2,863	288,218
iShares Convertible Bond ETF	24,085	2,906,578
Janus Henderson AAA CLO ETF	13,321	673,243
VanEck IG Floating Rate ETF	22,016	562,949
		4,430,988
Alternative — 5.0%
NYLI Hedge Multi-Strategy Tracker ETF	80,898	2,945,496

Investments at Value — 99.1% (Cost $55,202,976)		$58,977,927

Other Assets in Excess of Liabilities — 0.9%		565,114

Net Assets — 100.0%		$59,543,041

See accompanying notes to financial statements.

1

Q3 ALL-SEASON TACTICAL ADVANTAGE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)
EXCHANGE-TRADED FUNDS — 65.9%	Shares	Value
Equity — 65.9%
Invesco Nasdaq 100 ETF (Cost $32,229,135)	127,827	$38,854,295

Other Assets in Excess of Liabilities — 34.1%		20,137,684

Net Assets — 100.0%		$58,991,979

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/ Unrealized Appreciation
Index Futures
Nasdaq 100 E-Mini Futures	69	6/18/2026	$41,959,245	$1,784,986

The average monthly notional value of futures contracts during the period ended May 31, 2026 was $39,702,391.

See accompanying notes to financial statements.

2

Q3 ALL-SEASON FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2026 (Unaudited)
	Q3 All-Season Active Rotation ETF	Q3 All-Season Tactical Advantage ETF
ASSETS
Investments in securities:
At cost	$55,202,976	$32,229,135
At value (Note 2)	$58,977,927	$38,854,295
Cash equivalents (Note 2)	604,109	5,813,991
Margin deposits for futures contracts (Note 2)	—	14,396,296
Dividends and interest receivable	3,599	16,462
Other assets	9,141	—
Total assets	59,594,776	59,081,044

LIABILITIES
Payable to Adviser (Note 4)	33,087	64,518
Payable to administrator (Note 4)	8,361	8,358
Other accrued expenses and liabilities	10,287	16,189
Total liabilities	51,735	89,065

CONTINGENCIES AND COMMITMENTS (NOTE 9)	—	—

NET ASSETS	$59,543,041	$58,991,979

NET ASSETS CONSIST OF:
Paid-in capital	$49,427,124	$57,836,457
Accumulated earnings	10,115,917	1,155,522
NET ASSETS	$59,543,041	$58,991,979

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,910,000	2,290,000

Net asset value, offering price and redemption price per share (Note 2)	$31.17	$25.76

See accompanying notes to financial statements.

3

Q3 ALL-SEASON FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended May 31, 2026 (a) (Unaudited)
	Q3 All-Season Active Rotation ETF	Q3 All-Season Tactical Advantage ETF
INVESTMENT INCOME
Dividend income	$644,704	$58,644
Interest income	6,167	125,587
	650,871	184,231
EXPENSES
Management fees (Note 4)	173,006	285,294
Administration fees (Note 4)	36,965	31,987
Legal fees	9,088	9,210
Fund accounting fees (Note 4)	9,353	8,595
Registration and filing fees	4,664	12,157
Trustees’ fees and expenses (Note 4)	10,565	5,270
Compliance fees (Note 4)	8,000	6,666
Custody fees	6,887	5,131
Transfer agent fees	5,098	5,823
Audit and tax services fees	8,902	—
Shareholder reporting expenses	855	4,853
Borrowing costs (Note 7)	1,728	—
Other expenses	15,644	12,871
Total expenses	290,755	387,857
Management fees recouped (Note 4)	1,344	—
Net expenses	292,099	387,857

NET INVESTMENT INCOME (LOSS)	358,772	(203,626)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, IN-KIND TRANSACTIONS AND FUTURES CONTRACTS
Net realized gains from investment transactions	5,511,960	245,592
Net realized gains from in-kind transactions (Note 3)	487,579	41,141
Net realized losses from futures contracts (Note 5)	—	(7,328,689)
Net change in unrealized appreciation (depreciation) on investments	2,609,834	6,625,160
Net change in unrealized appreciation (depreciation) on futures contracts (Note 5)	—	1,784,986
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS, IN-KIND TRANSACTIONS AND FUTURES CONTRACTS	8,609,373	1,368,190

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,968,145	$1,164,564

(a)	Except for Q3 All-Season Tactical Advantage ETF, which represents the period from the commencement of operations (December 15, 2025) through May 31, 2026.

See accompanying notes to financial statements.

4

Q3 ALL-SEASON FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
	Q3 All-Season Active Rotation ETF		Q3 All-Season Tactical Advantage ETF
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Period Ended May 31, 2026(a) (Unaudited)
FROM OPERATIONS
Net investment income (loss)	$358,772	$254,122	(203,626)
Net realized gains from investment transactions	5,511,960	3,764,015	245,592
Net realized gains from in-kind transactions (Note 3)	487,579	236,587	41,141
Net realized losses from futures contracts (Note 5)	—	—	(7,328,689)
Net change in unrealized appreciation (depreciation) on investments	2,609,834	(421,477)	6,625,160
Net change in unrealized appreciation (depreciation) on futures contracts (Note 5)	—	—	1,784,986
Net change in net assets resulting from operations	8,968,145	3,833,247	1,164,564

FROM DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)	(4,129,785)	(5,765,760)	(9,042)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued	12,458,824	14,480,066	69,228,110
Payments for shares redeemed	(8,806,965)	(25,211,762)	(11,391,653)
Net change in net assets from capital share transactions	3,651,859	(10,731,696)	57,836,457

TOTAL CHANGE IN NET ASSETS	8,490,219	(12,664,209)	58,991,979

NET ASSETS
Beginning of period	51,052,822	63,717,031	—
End of period	$59,543,041	$51,052,822	$58,991,979

SHARE TRANSACTIONS
Shares issued	440,000	520,000	2,760,000
Shares redeemed	(300,000)	(960,000)	(470,000)
Net change in shares outstanding	140,000	(440,000)	2,290,000
Shares outstanding at beginning of period	1,770,000	2,210,000	—
Shares outstanding at end of period	1,910,000	1,770,000	2,290,000

(a)	Represents the period from the commencement of operations (December 15, 2025) through May 31, 2026.

See accompanying notes to financial statements.

5

Q3 ALL-SEASON ACTIVE ROTATION ETF
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30, 2025		Year Ended November 30, 2024		Period Ended November 30, 2023(a)
Net asset value at beginning of period	$28.84		$28.83		$27.67		$25.00

Income from investment operations:
Net investment income (b)(c)	0.19		0.14		0.18		0.10
Net realized and unrealized gains on investments and in-kind transactions	4.65		2.62		2.63		2.68
Total from investment operations	4.84		2.76		2.81		2.78

Less distributions to shareholders from:
Net investment income	(0.17)		(0.16)		(0.05)		(0.11)
Net realized gains	(2.34)		(2.59)		(1.60)		—
Total distributions from shareholders	(2.51)		(2.75)		(1.65)		(0.11)

Net asset value at end of period	$31.17		$28.84		$28.83		$27.67
Market price at end of period	$31.18		$28.83		$28.81		$27.67

Total return (d)	18.03	%(e)	10.71%		10.42%		11.19	%(e)
Total return at market (f)	18.11	%(e)	10.76%		10.34%		11.19	%(e)

Net assets at end of period (000’s)	$59,543		$51,053		$63,717		$71,659

Ratios/supplementary data:
Ratio of total expenses to average net assets (g)	1.09	%(h)(i)	1.17	%(i)	0.96	%(i)	1.08	%(h)(i)
Ratio of net expenses to average net assets (g)(j)	1.10	%(h)(i)	1.11	%(i)	0.96	%(i)	1.08	%(h)(i)
Ratio of net investment income to average net assets (c)(g)(j)	1.35	%(h)	0.52%		0.64%		0.39	%(h)
Portfolio turnover rate (k)	284	%(e)	674%		653%		581	%(e)

(a)	Represents the period from the commencement of operations (December 6, 2022) through November 30, 2023.
(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e)	Not annualized.
(f)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

6

Q3 ALL-SEASON ACTIVE ROTATION ETF
FINANCIAL HIGHLIGHTS (Continued)

(g)	The ratios of expense and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
(h)	Annualized.
(i)	Includes 0.01%(h), 0.02%, 0.02%, and 0.03%(h) of borrowing costs, for the periods ended May 31, 2026, November 30, 2025, November 30, 2024, and November 30, 2023, respectively (Note 7).
(j)	Ratio was determined after fee reductions and/or recoupments (Note 4).
(k)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions (Note 3).

See accompanying notes to financial statements.

7

Q3 ALL-SEASON TACTICAL ADVANTAGE ETF
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout the Period:

	Period Ended May 31, 2026(a) (Unaudited)
Net asset value at beginning of period	$25.00

Income (loss) from investment operations:
Net investment loss (b)(c)	(0.11)
Net realized and unrealized gains on investments, and in-kind transactions and futures contracts	0.88
Total from investment operations	0.77

Less distributions to shareholders from:
Net investment income	(0.01)

Net asset value at end of period	$25.76
Market price at end of period	$25.77

Total return (d)	3.09	%(e)
Total return at market (f)	3.13	%(e)

Net assets at end of period (000’s)	$58,992

Ratios/supplementary data:
Ratio of net expenses to average net assets (g)	1.84	%(h)
Ratio of net investment loss to average net assets (c)(g)	(0.96	)%(h)
Portfolio turnover rate (i)	53	%(e)

(a)	Represents the period from the commencement of operations (December 15, 2025) through May 31, 2026.
(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(c)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e)	Not annualized.
(f)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(g)	The ratios of expense and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

8

Q3 ALL-SEASON FUNDS

NOTES TO FINANCIAL STATEMENTS

May 31, 2026 (Unaudited)

1. Organization

Q3 All-Season Active Rotation ETF (“Active Rotation ETF”) and Q3 All-Season Tactical Advantage ETF (“Tactical Advantage ETF”) (individually a “Fund” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Active Rotation ETF commenced operations on December 6, 2022 and the Tactical Advantage ETF commenced operations on December 15, 2025. The Funds may at times invest in other investment companies which would make them “funds of funds”.

The Funds are exchange-traded funds (“ETFs”). The investment objective of the Active Rotation ETF is to seek to achieve long-term growth of capital and the investment objective of the Tactical Advantage ETF is to seek capital appreciation.

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares solely to certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Funds’ distributor (“Authorized Participants” or “APs”) on a continuous basis NAV in aggregations of a specified number of shares called “Creation Units.” Creation Units generally are issued in exchange for a basket of securities (“Deposit Securities”), together with the deposit of a specified cash payment (“Balancing Amount”). Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of the Funds consists of a block of shares.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies,” including Accounting Standard Update 2013-08.

Segment reporting – The management team of Q3 Asset Management Corporation, the Funds’ investment adviser, (the “Adviser”) acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the

9

Q3 ALL-SEASON FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Adviser. The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in each Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

Accounting pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Management has determined that there is no impact on the Funds’ financial statements.

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. ETFs are valued at the securities last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. Prices for futures contracts are monitored daily by the Adviser, as the Funds’ valuation designee, until the close of regular trading to determine if fair valuation is required. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value as determined by the Adviser, as the valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure

10

Q3 ALL-SEASON FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and other financial instruments and the inputs used to value the investments and other financial instruments as of May 31, 2026:

Active Rotation ETF	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$58,977,927	$—	$—	$58,977,927
Total	$58,977,927	$—	$—	$58,977,927

Tactical Advantage ETF	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$38,854,295	$—	$—	$38,854,295
Total	$38,854,295	$—	$—	$38,854,295

Other Financial Instruments
Futures Contracts	$1,784,986	$—	$—	$1,784,986
Total	$1,784,986	$—	$—	$1,784,986

Refer to each Fund’s Schedule of Investments for a listing of securities by sector and industry type. The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended May 31, 2026. Other Financial Instruments are futures contracts which are valued at the unrealized appreciation (depreciation) as of May 31, 2026.

Cash – The Funds’ cash, if any, is held in a bank account with balances which may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. The cash balance reflected on the Statement of Assets and Liabilities for the Funds represent the amounts held as of May 31, 2026.

Share valuation – Individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid ask spread often increases

11

Q3 ALL-SEASON FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Dividends arising from net investment income, if any, are declared and paid annually to shareholders of each Fund. Net realized capital gains, if any, are distributed at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders by the Funds during the periods ended May 31, 2026 and November 30, 2025 was as follows:

	Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Active Rotation ETF	5/31/2026	$4,129,785	$—	$4,129,785
	11/30/2025	$5,765,663	$97	$5,765,760
Tactical Advantage ETF	5/31/2026	$9,042	$—	$9,042

Futures contracts – The Tactical Advantage ETF uses futures contracts to gain exposure to or to hedge against changes in the value of equities, real estate, interest rates or commodities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When the Fund purchases or sells a futures contract, no price is paid to or received by the Fund. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities currently ranging from 2% to 10% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. If market conditions move unexpectedly, the Fund may not achieve the

12

Q3 ALL-SEASON FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation receivable/payable are reported on the Statements of Assets and Liabilities.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of change in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information was computed on a tax basis for each item as of November 30, 2025:

Active Rotation ETF
Tax cost of investments	$49,836,333
Gross unrealized appreciation	$1,219,664
Gross unrealized depreciation	(66,683)
Net unrealized appreciation	1,152,981
Undistributed ordinary income	4,124,576
Distributable earnings	$5,277,557

The federal tax cost, unrealized appreciation as of May 31, 2026 is as follows:

	Active Rotation ETF	Tactical Advantage ETF
Tax cost of investments	$54,837,693	$32,227,874
Gross unrealized appreciation	$4,282,243	$6,626,421
Gross unrealized depreciation	(142,009)	—
Net unrealized appreciation	$4,140,234	$6,626,421

13

Q3 ALL-SEASON FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The difference between the federal income tax cost of investments and the financial statement cost of investments for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended May 31, 2026, the Funds did not incur any interest or penalties.

3. Investment Transactions

During the period ended May 31, 2026, cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

	Active Rotation ETF	Tactical Advantage ETF
Purchases of investment securities (excluding in-kind transactions)	$152,124,437	$14,913,946
Proceeds from sales of investment securities (excluding in-kind transactions)	$156,419,513	$15,586,326

Purchases and sales of in-kind transactions for the period ended May 31, 2026 were as follows:

	Active Rotation ETF	Tactical Advantage ETF
Purchases of in-kind transactions	$12,455,226	$33,621,299
Sales of in-kind transactions	$8,780,913	$1,086,459

For the period ended May 31, 2026, there were realized gains of $487,579 and $41,141 from in-kind transactions for the Active Rotation ETF and Tactical Advantage ETF, respectively.

14

Q3 ALL-SEASON FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Funds’ investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Active Rotation ETF and Tactical Advantage ETF each pay the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.65% and 1.35% of average daily net assets, respectively. During the period ended May 31, 2026, the Adviser earned $173,006 and $285,294 of fees under the Investment Advisory Agreement for the Active Rotation ETF and Tactical Advantage ETF, respectively.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Active Rotation ETF and the Adviser, the Adviser has contractually agreed, until March 31, 2027, to reduce the management fees and to reimburse Fund expenses to the extent necessary to limit Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; Acquired Fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.09% of the Fund’s shares. Accordingly, during the six months ended May 31, 2026 the Adviser did not reduce its management fees for the Active Rotation ETF.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Active Rotation ETF for a period of 36 months after the date on which such fees and expenses were incurred, provided that the repayments do not cause Total Annual Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. During the six months ended May 31, 2026, the Adviser recouped $1,344 of prior years’ management fee reductions and expense reimbursements from the Fund. As of May 31, 2026, the Adviser may seek repayment of management fee reductions and expense reimbursements no later than the dates below:

Active Rotation ETF
November 30, 2028	$29,023
Total	$29,023

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities.

15

Q3 ALL-SEASON FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides an Anti-Money Laundering Officer and Chief Compliance Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Funds. The Distributor is compensated by the Adviser for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Funds for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board who is not an “interested person” (as defined by the 1940 Act) of the Trust receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

5. Derivatives Transactions

The Tactical Advantage ETF’s transactions in derivative instruments during the period ended May 31, 2026 are recorded in the following locations on the Statements of Operations:

Derivative Investment Type	Location
Futures contracts	Net realized losses from futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Tactical Advantage ETF’s net realized losses and net change in unrealized appreciation (depreciation) on derivative instruments recognized on the Statements of Operations during the period ended May 31, 2026:

Type of Derivative and Risk	Net Realized Losses	Net Change in Unrealized Appreciation (Depreciation)
Tactical Advantage ETF
Futures contracts
Index	$(7,328,689)	$1,784,986
Total	$(7,328,689)	$1,784,986

16

Q3 ALL-SEASON FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Capital Share Transactions

Only certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Funds’ Distributor APs may acquire shares directly from the Funds and tender their shares for redemption directly to the Funds. Such purchases and redemptions are made at NAV per share and only in large blocks, or Creation Units, of shares. Purchases and redemptions directly with the Funds must follow the Funds’ procedures, which are described in the Funds’ Statement of Additional Information (“SAI”).

A creation transaction, which is subject to acceptance by the Funds’ Distributor and the Funds, generally takes place when an AP deposits into the Funds a designated portfolio of securities (“Deposit Securities”) (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Funds in exchange for a specified number of Creation Units. The composition of such portfolio generally corresponds pro rata to the holdings of the Funds. However, the Funds may, in certain circumstances, offer Creation Units partially or solely for cash. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Funds and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP agreement. Realized gains (losses) resulting from in-kind redemption of shares, if any, are reflected separately on the Statements of Operations.

The Funds charge APs standard creation and redemption transaction fees (“Transaction Fees”) to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the AP on the day such AP creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the AP on the applicable business day. Similarly, the standard redemption transaction fee is charged to the AP on the day such AP redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the AP on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions (which may, in certain instances, be based on a good faith estimate of transaction costs). For the period ended May 31, 2026, the Active Rotation ETF and Tactical Advantage ETF received $2,600 and $1,600 in transaction fees, respectively.

17

Q3 ALL-SEASON FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The Transaction Fees for the Funds are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$200	200 basis points (2.0)%

*	As a percentage of the amount invested.

7. Borrowing costs

From time to time the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Funds will incur borrowing costs charged by the custodian. Accordingly, during the period ended May 31, 2026, the Active Rotation ETF and Tactical Advantage ETF incurred $1,728 and $0 in borrowing costs charged by the custodian, respectively.

8. Investments in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. Each Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of May 31, 2026, the Active Rotation ETF and Tactical Advantage ETF had 99.1% and 65.9% of the value of their net assets invested in ETFs, respectively. The financial statements of these ETFs can be found at www.sec.gov.

9. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

18

Q3 ALL-SEASON FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

10. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

19

Q3 ALL-SEASON FUNDS

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the Q3 All-Season Tactical Advantage ETF’s (the “Fund”) Investment Advisory Agreement with Q3 Asset Management Corporation (the “Adviser” or “Q3”) on behalf of the Fund, for an initial two-year term (the “Advisory Agreement”). The Board approved the Advisory Agreement at a meeting held on July 21-22, 2025, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, the Adviser provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the Advisory Agreement with respect to the Fund. In approving the Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were (1) the nature, extent and quality of the services to be provided by the Adviser, (2) the professional experience and the investment capabilities of the individuals at the Adviser who are expected to serve as portfolio managers of the Fund, (3) the costs of the services to be provided and profits to be realized by the Adviser from the Adviser’s relationship with the Fund, (4) the financial condition of the Adviser, (5) the fall out benefits to be derived by the Adviser and its affiliates from its relationship with the Fund and (6) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The Independent Trustees’ evaluation of the quality of the Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the preceding year for other funds managed by the Adviser (the “Q3 Funds”). The Independent Trustees’ analysis of these factors is set forth below.

20

Q3 ALL-SEASON FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of Q3, including the professional experience and qualifications of senior personnel. In evaluating the quality of services proposed to be provided by Q3, the Board took into account its familiarity with Q3’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account Q3’s compliance policies and procedures based on discussion with Q3 and the CCO. The quality of administrative and other services, including Q3’s role in coordinating the activities of the Q3 Funds’ other service providers, was also considered. The Board also considered Q3’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Board discussed the nature and extent of the services to be provided by Q3 including, without limitation, Q3’s providing a continuous investment program for the Fund. The Board considered the qualifications and experience of Q3’s portfolio managers who would be responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications of other individuals at Q3 anticipated to provide services to the Fund. The Board also considered Q3’s succession planning for the portfolio managers of the Fund. The Board concluded that it was satisfied with the nature, extent and quality of services to be provided to the Fund by Q3 under the Advisory Agreement.

Advisory Fees and Expenses and Comparative Accounts

The Board compared the proposed advisory fee and total expense ratio for the Fund with various comparative data. In particular, the Board compared the Fund’s proposed advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge Financial Solutions, Inc. and to the fees charged by Q3 to other clients with comparable mandates to the Fund. The Board noted Q3’s response in the 15(c) materials that, while there were separately managed accounts managed or sub-advised by Q3 that have a comparable investment objective or strategy to the Fund, there were no funds comparable to the Fund that were managed by Q3. The Board noted that the proposed advisory fee and proposed expense ratio for the Fund were each in the fourth quartile and were each above the peer group average and median. The Board took into consideration Q3’s assertion that the size of the Fund and unique aspects of the Fund’s investment strategy differentiated its fees from those of its peers. The Board considered the anticipated profitability of Q3 from the Fund and the potential indirect benefits that Q3 would receive from its management of the Fund. The Board concluded that the advisory fee to be paid to Q3 by the Fund is reasonable in light of the nature and quality of the services to be provided by Q3.

Fund Performance

As the Fund had not yet commenced operations, the Board did not consider past performance. The Board noted Q3’s experience and resources in managing similar strategies as the Fund and its performance record managing the Q3 Funds.

21

Q3 ALL-SEASON FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Potential Economies of Scale

The Board considered the effect of the Fund’s potential growth and size on its performance and expenses. The Board took into account management’s discussion of the Fund’s advisory fee structure. The Board considered the proposed advisory fee under the Advisory Agreement and possible economies of scale that might be realized if the assets of the Fund increase. The Board noted that the advisory fee schedule for the Fund currently did not have breakpoints, and considered Q3’s assertion that adding breakpoints was not appropriate at this time. Based on this evaluation, the Board concluded that the proposed advisory fee for the Fund was reasonable in light of the information that was provided to the Board by Q3 with respect to economies of scale.

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and anticipated profitability of Q3 and its affiliates and the anticipated direct and indirect benefits derived by Q3 and its affiliates from their relationship with the Fund. The information considered by the Board included operating profit margin information for Q3’s business as a whole. The Board reviewed the anticipated profitability of Q3’s relationship with the Fund both before and after tax expenses, and also considered whether Q3 has the financial wherewithal to provide services to the Fund, noting Q3’s ongoing commitment to provide support and resources to the Fund as needed.

Fall-Out Benefits

The Board also noted that Q3 would derive benefits to its reputation and other benefits from its association with the Fund. The Board recognized that Q3 should be entitled to earn a reasonable level of profits in exchange for the level of services it would provide to the Fund and the entrepreneurial risk that it assumes as investment adviser. Based upon its review, the Board concluded that Q3’s level of profitability, if any, to be derived from its relationship with the Fund was reasonable and not excessive.

In considering the approval of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) Q3 demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) Q3 maintains an appropriate compliance program; and (c) the Fund’s advisory fees are reasonable in light of the services to be received by the Fund from Q3 and the other factors considered. Based on their conclusions, the Trustees determined with respect to the Fund that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

22

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 for Lyrical U.S. Value Equity Fund, Lyrical International Equity Fund and Q3 All-Season Tactical Advantage ETF; Not applicable to Q3 All-Season Active Rotation ETF and Q3 All-Season Systematic Opportunities Fund.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There has been no material changes to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominations & Governance Committee (the “Committee”). The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedures, the Committee shall, to the extent required under applicable law, when identifying potential candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the Registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

(a)(1)	Not required

(a)(2)	Not applicable

(a)(3)	A separate certification for each principle executive officer and principle financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 207.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	August 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	August 3, 2026

By (Signature and Title)*		/s/ Daniel D. Bauer
Daniel D. Bauer, Treasurer and Principal Financial Officer

Date	August 3, 2026

*	Print the name and title of each signing officer under his or her signature.